Registration Nos. 33-72212 & 811-8168

               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]

          Pre-Effective Amendment No.                       [   ]

          Post-Effective Amendment No.   6                  [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                              OF 1940                       [ X ]

                    Amendment  No.     9                    [ X ]

               AQUILA ROCKY MOUNTAIN EQUITY FUND
      (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                         (212) 697-6666
                (Registrant's Telephone Number)

                        EDWARD M.W. HINES
                 Hollyer Brady Smith Troxell
                 Barrett Rockett Hines & Mone LLP
                  551 Fifth Avenue, 27th Floor
                     New York, New York 10176
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ___
[___]  immediately upon filing pursuant to paragraph (b)
[_X_]  on April 30, 1999 pursuant to paragraph (b)
[___]  60 days after filing pursuant to paragraph (a)(i)
[___]  on (date) pursuant to paragraph (a)(i)
[___]  75 days after filing pursuant to paragraph (a)(ii)
[___] on (date) pursuant to paragraph (a)(ii) of Rule 485. [___] This post-effective amendment designates a new effective date for a previous post-effective amendment.

                    AQUILA ROCKY MOUNTAIN EQUITY FUND
                         CROSS REFERENCE SHEET


Item No.       Headings in the Prospectuses:

     1         Front Cover Page; Back Cover Page

     2         The Fund's Objective, Investment Strategies and
               Main Risks

     3         Risk/Return Bar Chart; Fees and Expenses of the
               Fund

     4         The Fund's Objective, Investment Strategies and
               Main Risks

     5         Provided in the Fund's Annual Report


     6         "How is the Fund Managed?"

     7         Net Asset Value Per Share; Purchases and
               Redemptions; Alternate Purchase Plans; Dividends and Distributions; Tax Information

     8         Alternate Purchase Plans

     9         Financial Highlights


Part B of
Form N-1A      Caption of Statement of Additional information

     10        Cover Page

     11        Fund History

     12        Investment Strategies and Risks; Fund Policies

     13        Management of the Fund

     14        Ownership of Securities; Management Ownership

     15        Investment Advisory and Other Services

     16        Brokerage Allocation and Other Practices; Sub-
               Advisory Agreement

     17        Capital Stock

     18        Purchase Redemption and Pricing of Shares

     19        Taxation of the Fund

     20        Underwriters

     21        Performance

     22        Financial Statements**

                AQUILA ROCKY MOUNTAIN EQUITY FUND
                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
                   800-ROCKY-55 (800-762-5955)

                          212-697-6666

                           Prospectus

Class A Shares                                     April 30, 1999
Class C Shares

Aquila Rocky Mountain Equity Fund (the "Fund") is a mutual fund whose objective is capital appreciation. It seeks to achieve its objective through investment in securities (primarily equity securities) of companies having a significant business presence in the general Rocky Mountain region of our country.

+   ++The Fund's Adviser, KPM Management, Inc., has informed the
Fund that on or after July 22, 1999, it will discontinue its services to the Fund. The Fund's Sub-Adviser, Aquila Management Corporation, has advised the Fund that before that date it expects to assume the duties of managerial investment adviser under its current agreement with the Fund and that it will engage a portfolio manager and other facilities to carry out such functions. These arrangements have not been completed.

For Purchase, Redemption or Account inquiries contact the Fund's
Shareholder Servicing Agent:

     PFPC Inc.* 400 Bellevue Parkway * Wilmington, DE 19809
              800-ROCKY-22 (800-762-5922) toll free

           For General Inquiries & Yield Information
      800-ROCKY-55 (800-762-5955) toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Fund's securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

   THE FUND'S OBJECTIVE, INVESTMENT STRATEGIES AND MAIN RISKS

"What is the Fund's objective?"

The Fund's investment objective, which is a fundamental policy of the Fund, is to purchase and hold securities for capital appreciation.

"What is the Fund's investment strategy?"

     We call the general area consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming the "Rocky Mountain Region." The Fund seeks to achieve its objective by investing primarily in equity securities of companies ("Rocky Mountain Companies") having a significant business presence in the Rocky Mountain Region. These are companies (i) whose principal executive offices are located in the Rocky Mountain Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region. It is anticipated that under normal circumstances the Fund will invest at least 65%, and possibly up to 100%, of its total assets in securities issued by such companies. In addition to common stocks, equity securities can include preferred stock and convertible fixed-income securities.

        The Fund invests primarily in companies with market capitalization smaller than those of portfolio companies of investment companies with more permissive investment policies. The investments of the Fund are likely to be in companies that are comparatively less well known and which have less trading in their shares.

"What are the main risks of investing in the Fund?"

     Among the risks of investing in shares of the Fund and its portfolio of securities are the following:

     Loss of money is a risk of investing in the Fund.

     There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial conditions and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories. Moreover, the stock price movements of smaller companies may experience more volatility than those of larger and more mature companies.

     Fixed-income investments are subject to interest rate and credit risks.

     Because the Fund will invest most, and may invest all, of its assets in Rocky Mountain Companies, it may have less diversification and may experience greater volatility than funds without this investment policy.

     The Fund's assets are subject to economic and other conditions affecting the various states which comprise the Rocky Mountain
Region.

     Investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

               AQUILA ROCKY MOUNTAIN EQUITY FUND
           RISK/RETURN BAR CHART AND PERFORMANCE TABLE

   The bar chart and table shown below provide an indication of the risks of investing in Aquila Rocky Mountain Equity Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the Fund's average annual returns for one year and since inception compare to a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.



Bar Chart]
Annual Total Returns
1995-1998


28

24                      23.01
                         XXXX
20%         19.68        XXXX
             XXXX 18.68  XXXX
16%          XXXX  XXXX  XXXX
             XXXX  XXXX  XXXX
12%          XXXX  XXXX  XXXX
             XXXX  XXXX  XXXX
8%           XXXX  XXXX  XXXX
             XXXX  XXXX  XXXX
4%           XXXX  XXXX  XXXX
             XXXX  XXXX  XXXX
0%           XXXX  XXXX  XXXX
             XXXX  XXXX  XXXX
-4%          XXXX  XXXX  XXXX  XXXX
                              -5.31
-8%

             1995  1996  1997  1998

               Calendar Years

During the period shown in the bar chart, the highest return for a quarter was 13.64% (quarter ended September 30, 1997) and the lowest return for a quarter was -11.66% (quarter ended September
30, 1994).

Note: The Fund's Class A Shares are sold subject to a maximum 4.25% sales load which is not reflected in the bar chart. If the sales load were reflected, returns would be less than those shown above.




                     Average Annual Total Return

                                                  Since
For the Period Ended               1-Year         inception of
December 31,1998                                  the Fund

Aquila Rocky Mountain Equity Fund
Class A Shares (1)                      -9.31%        10.08%*

Russell 2000 Index***
Class A Shares                          -2.55           14.72%*

Aquila Rocky Mountain Equity Fund
Class C Shares                          -7.01%         7.97%**

Russell 2000 Index***
Class C Shares                          -2.55            8.84%**


(1) The Fund's Class A Shares are sold subject to a maximum 4.25% sales load.

*From commencement of operations on July 22, 1994.

**From commencement of new class of shares on May 1, 1996.

***The Russell 2000 Index is an unmanaged index of small company stocks throughout the United States.

               AQUILA ROCKY MOUNTAIN EQUITY FUND
                  FEES AND EXPENSES OF THE FUND

  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                        Class A        Class C
                                        Shares         Shares
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.....
(as a percentage of offering price)     4.25%          None

Maximum Deferred Sales Charge (Load).....None(1)       1.00%(2)
(as a percentage of the lesser of
redemption value or purchase price)
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends or
Distributions
 (as a percentage of offering price).....None          None
Redemption Fees..........................None          None
Exchange Fees............................None          None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fees (3).......................1.50%        1.50%
Distribution (12b-1) Fee..................0.25%        0.75%
All Other Expenses:
 Service Fee........................None          0.25%
 Other Expenses (3).................3.18%         3.40%
 Total All Other Expenses (3)..............3.18%       3.65%
Total Annual Fund
 Operating Expenses (3)....................4.93%       5.90%

(1) Certain shares purchased in transactions of $1 million or more without a sales charge may be subject to a contingent deferred sales charge of up to 1% upon redemption during the first two years after purchase and 0.50 of 1% of the proceeds of redemption upon redemption during the third and fourth years after purchase. See "Redemption of CDSC Class A Shares."

(2) A contingent deferred sales charge of 1% is imposed on the redemption proceeds of the shares (or on the original price, whichever is lower) if redeemed during the first 12 months after purchase.

  (3) The Adviser and the Sub-Adviser and Administrator (the "Sub-Adviser") have undertaken to waive all their fees until the Fund attains an asset size of $10 million. The Adviser and the Sub-Adviser anticipate that when Fund assets reach $10 million, certain fees for that fiscal year will be waived following a predetermined formula. Thereafter, they may determine to waive some or all of their fees. However, as the asset size of the Fund increases, these waivers would be progressively reduced so that when assets exceed approximately $25 million the Fund would pay substantially all fees as they are accrued. Since the Fund's inception, the Sub-Adviser, in its sole discretion, has been reimbursing some or all of the Fund's other operating expenses. The expense ratios for the fiscal year ended December 31, 1998 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: for Class A shares, management fees, 0.00%; 12b-1 fee, 0.25%; and other expenses, 1.30% resulting in Total Fund Operating Expenses of 1.55%; for Class C Shares, management fees, 0.00%; 12b-1 fee, 0.75%; service fee, 0.25% and other expenses, 1.33% resulting in Total Fund Operating Expenses of 2.33%.



Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                         1 year    3 years   5 years   10 years
Class A Shares............$897     $1,843    $2,789    $5,162
Class C Shares............$687     $1,746    $2,884    $5,316(4)

You would pay the following expenses if you did not redeem your Class C shares:

Class C Shares............$587     $1,746    $2,884    $5,316(4)


(4) Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. Over time long-term Class C Shareholders could pay the economic equivalent of an amount that is more than the maximum front-end sales charge allowed under applicable regulations, because of the 12b-1 fee and Service fee.

                 INVESTMENT OF THE FUND'S ASSETS

"Is the Fund right for me?"

     The Fund's shares are designed to be a suitable investment for investors who seek capital appreciation, primarily through the common stocks or other equity securities of companies having a significant business presence in the Rocky Mountain Region of the country.

"What is the Rocky Mountain Region?"

     The general Rocky Mountain region of our country consists of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and
Wyoming.

What are Rocky Mountain Companies?"

        Companies of any size and in any industry with a significant business presence in the Rocky Mountain Region are called Rocky Mountain Companies. These are companies (i) whose principal executive offices are located in the Rocky Mountain Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region.

What are Equity Securities?"

     The term "equity securities" means (i) common stocks and (ii) preferred stocks, bonds, debentures and notes convertible into common stocks. Under normal conditions, it is anticipated that the Fund will invest at least 65%, and possibly up to 100%, of its total assets in such securities. The Fund may also, to a limited extent, make certain other types of investments. (See below.)

        A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock or other equity securities of the same or a different issuer.

How are the Fund's investments chosen?"

          In selecting investments for the Fund, the Adviser will generally employ the investment philosophy of seeking to invest in established, financially sound, well-managed Rocky Mountain Companies whose securities it considers to be selling at a reasonable price relative to their growth rate and anticipated future values. In general, the Adviser follows a "value" approach to investment selection, that is, emphasis will be placed upon selection of Rocky Mountain Companies whose securities are selling at lower prices than comparable investments. Other securities may be selected whose issuers the Adviser believes are experiencing better growth relative to comparable investments.The Adviser currently focuses on approximately 300-400 Rocky Mountain Companies from which it selects investments for the Fund's portfolio. In selecting investments the Adviser anticipates using a number of factors. These include but are not limited to: product characteristics and market potential, operating ratios, management abilities, intrinsic value of securities, securities' market action, and the overall economic, monetary, political and market environment. The Fund does not engage in active trading to achieve its investment objective.

     In unusual market conditions when the Adviser believes a defensive posture for the Fund's investments is warranted, the Fund may temporarily invest a portion or all of its assets in high quality fixed-income securities such as U.S. government securities, corporate bonds or high grade short-term money-market securities, without geographic or percentage limitation. Only corporate securities rated "A" or equivalent by a nationally recognized statistical rating organization will be purchased. See below for a description of these organizations and an explanation of their ratings. Under these circumstances, the Fund may not achieve its investment objective.

"What are the main risk factors and special considerations regarding investment in Rocky Mountain Companies?"

     The Fund's assets are subject to economic and other conditions affecting the various states which comprise the Rocky Mountain
Region.

        Companies with headquarters in the Rocky Mountain Region or with a significant business presence in the Region may also have significant business interests, sales and assets outside of the Region and may thus be subject to other economic influences.

        Because the Fund will invest most, and may invest all, of its assets in Rocky Mountain Companies, it may have less diversification and may experience greater volatility than funds without this investment policy.

     In addition to considerations specifically affecting the Rocky Mountain Region, other risk factors include the following.

          There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial conditions and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories. Moreover, the stock price movements of smaller companies may experience more volatility than those of larger and more mature companies.

      There are two types of risk generally associated with owning fixed-income securities: market risk and credit risk. Market risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of fixed-income securities will normally decline and if interest rates fall, the value of fixed-income securities will normally increase. All fixed-income securities, including U.S. government securities, which are generally considered to be the most creditworthy of all fixed-income obligations, are subject to market risk. Securities with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities. Other economic factors may also affect the value of fixed-income securities. Credit risk relates to the ability of the issuer to make periodic interest payments as scheduled and ultimately repay principal at maturity.

        Although the Fund may invest in large capitalization companies, it is anticipated that the companies represented in the Fund's portfolio will be primarily those having market capitalization of middle to smaller size which the Adviser believes offer the potential of capital appreciation due to their overall characteristics. These companies are likely to be less well known because they are smaller in size, have smaller capitalizations, and have fewer shares traded. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature and have larger capitalizations and whose securities are more actively traded.

     Year 2000. Like other financial and business organizations, the Fund could be adversely affected if computer systems the Fund relies on do not properly process date-related information and data involving the year 2000 and after. The Sub-Adviser is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that steps are being taken by the other major service providers to the Fund to achieve comparable results. Certain vendors have advised the Sub-Adviser that they are currently compliant. The three mission critical vendors -- the shareholder servicing agent, the custodian and the fund accounting agent -- as well as other support organizations, advised the Sub-Adviser in 1998 that they were actively working on necessary changes. These three vendors anticipated readiness by December 1998 and so informed the Sub-Adviser. However, they did not achieve that objective and have advised the Sub-Adviser that they expect to be ready during the first half of 1999.At this time there can be no assurance that the target dates will be met or that these steps will be sufficient to avoid any adverse impact on the Fund. The Sub-Adviser has also requested the Fund's portfolio manager to attempt to evaluate the potential impact of this problem on the issuers of securities in which the Fund invests.

                         FUND MANAGEMENT

"How is the Fund managed?"

        KPM Investment Management, Inc. (the "Adviser") supervises the investment program of the Fund and the composition of its portfolio. Through its Denver office, the Adviser currently serves as investment adviser for Tax-Free Fund of Colorado, a tax-free municipal bond fund which was also founded and sponsored by Aquila Management Corporation. Founded in 1981, the Adviser provides discretionary equity, fixed-income and balanced account management to mutual funds, retirement plans, foundations, endowments and high-net-worth individuals and currently manages over $1 billion of clients' assets.

        The Adviser has informed the Fund that on or after July 22, 1999, it will discontinue its services to the Fund. The Fund's Sub-Adviser, Aquila Management Corporation, has advised the Fund that before that date it expects to assume the duties of managerial investment adviser under its current agreement with the Fund and that it will engage a portfolio manager and other facilities to carry out such functions. These arrangements, which are subject to approval by the Board of Trustees, have not been completed. When the Sub-Adviser assumes these functions it will be entitled to additional fees at the rate currently paid to the Adviser; the aggregate management fees paid by the Fund would not be changed.

        If these arrangements cannot be completed, the Board of Trustees will then weigh other possible actions, including merger of the Fund with another fund, sale of the Fund's assets to another fund, or, if these prove impracticable, recommending to the shareholders that the Fund be liquidated.

        Aquila Management Corporation, 380 Madison Avenue, Suite
2300, New York, NY 10017, founder of the Fund, serves as
Sub-Adviser and Administrator (the "Sub-Adviser") for the Fund under a Sub-Advisory and Administration Agreement.

     During the Fund's fiscal year ended December 31, 1998, the Fund accrued advisory and sub-advisory fees at the annual rates of
0.70 and 0.80 of 1%, respectively, of its average annual net assets. All of these fees were waived.

Information about the Adviser and the Sub-Adviser

        The Adviser is a wholly-owned subsidiary of KFS
Corporation, a member of the Mutual of Omaha Companies. Founded in 1981, the Adviser provides discretionary equity, fixed-income and balanced account management to mutual funds, retirement plans, foundations, endowments and high-net-worth individuals and currently manages over $1 billion of clients' assets.

     The Adviser performs its advisory function at its primary office in Omaha, Nebraska. The Adviser maintains a team-oriented equity investment process, utilizing the collective experience and knowledge of each of four equity portfolio manager/analysts. The equity team divides research responsibility by sector and each manager/analyst prepares both industry research and recommendations on individual issues.

     Mr. Randall D. Greer has final responsibility for implementation of the investment process for the Fund. Mr. Greer has been President and CEO of the Adviser since 1994. From 1988 to 1994, he was President of Kirkpatrick, Pettis, Smith, Polian, Inc. ("Kirkpatrick, Pettis"), a broker/dealer and investment adviser, which at that time was the parent company and is now an affiliate of the Adviser. From 1975 to 1987, he held various positions at Kirkpatrick, Pettis including research analyst, Director of Research and Chief Investment Officer. He is Chairman of the Adviser's Board of Directors and a member of the Board of Kirkpatrick, Pettis and the Kirkpatrick Pettis Trust Company. He holds a B.S. in Psychology from the University of Nebraska at Lincoln and an M.B.A. from the University of Florida. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.

     The Adviser has its primary office at 10250 Regency Circle, Omaha, NE 68114 and its Denver office is located at One Norwest Center, 1700 Lincoln Street, Denver, CO 80203. Since 1983, the Adviser has been wholly-owned by Mutual of Omaha Insurance Company, whose principal office is at Mutual of Omaha Plaza, Omaha, NE 68175.

        The Sub-Adviser is the founder and serves as administrator for three other funds oriented to the Rocky Mountain Region:
Tax-Free Trust of Arizona, with assets of $404 million, Tax-Free Fund of Colorado, with assets of $219 million and Tax-Free Fund For Utah, with assets of $57 million, all as of January 31, 1999. In addition, the Fund's Sub-Adviser is founder and Manager and/or administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of December 31, 1998, these funds had aggregate assets of approximately $3.2 billion. The Sub-Adviser, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

                    NET ASSET VALUE PER SHARE

        The net asset value of the shares of each of the Fund's classes of shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (a "business day"), by dividing the value of the Fund's net assets (i.e., the value of the assets less liabilities) allocable to each class by the total number of shares of such class then outstanding. Determination of the value of the Fund's assets is subject to the direction and control of the Fund's Board of Trustees. Securities listed on a national securities exchange or designated as national market system securities are valued at the last prior sale price or, if there has been no sale that day, at the bid price. The value of other securities is in general based on market value, except that short-term investments maturing in 60 days or less are generally valued at amortized cost. The price at which a purchase or redemption of shares is effected is based on the next calculated net asset value after your purchase or redemption order is considered received in proper form. (See "What price will I pay for the Fund's shares?") The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                           PURCHASES

"Are there alternate purchase plans?"

     The Fund provides individuals with alternate ways to purchase shares through two separate classes of shares (Class A and Class C). Although the classes have different sales charge structures and ongoing expenses, they both represent interests in the same portfolio of securities. You should choose the class that best suits your own circumstances and needs.

"Can I purchase shares of the Fund?"

     You can purchase shares of the Fund if you reside in one of the states listed below. You should not purchase shares of the Fund if you do not reside in one of the following states.
Otherwise, the Fund can redeem the shares you purchased. This may cause you to suffer a loss and may have tax consequences.

     On the date of this Prospectus, Class A and C Shares are available only in:

* Alaska * Arizona * California * Colorado District of Columbia * Florida * Hawaii * Idaho * Kansas * Kentucky * Minnesota * Missouri * Montana * Nebraska * Nevada * New Jersey * New Mexico
* New York * Ohio * Oklahoma * Oregon * Texas (Class A Shares only) * Utah * Washington * Wisconsin * Wyoming

"How much money do I need to invest?"

Option I

*    Initially, $1,000.


* Subsequently, any amount (for investments in shares of the same class).

Option II

* $50 or more if an Automatic Investment Program is established.

*    Subsequently, any amount you specify ($50 or more).

* (See "Automatic Investment Program" in the Application.) You are not permitted to maintain both an Automatic Investment
     Program and an Automatic Withdrawal Plan simultaneously.
     (See "Automatic Withdrawal Plan.")


   Your investment must be drawn in United States dollars on a United States commercial bank, savings bank or credit union or United States branch of a foreign commercial bank (each of which is a "Financial Institution").

"How do I purchase shares?"

You may purchase the Fund's shares:

* through an investment broker or dealer, or a bank or financial intermediary which has a sales agreement with the Distributor, Aquila Distributors, Inc., in which case that institution will take action on your behalf, and you will not personally perform the steps indicated below; or

* directly through the Distributor, by mailing payment to the Fund's Agent, PFPC Inc.

* The price you will pay is net asset value plus a sales charge for Class A Shares and net asset value for Class C
     Shares. ( See "What price will I pay for the Fund's shares?")

In either instance, all purchases of Class A Shares are subject to the applicable sales charge.

Opening an Account                Adding to An Account

* Make out a check for             * Make out a check for
  the investment amount            the investment amount
payable to                         payable to
"Aquila Rocky Mountain             "Aquila Rocky Mountain
Equity Fund."                      Equity Fund."

* Complete the Application         * Fill out the pre-printed
included  with the Prospectus,     stub attached
indicating the features            to the Fund's
you wish to authorize.             confirmations
                                   or, supply the name(s)
                                   of account owner(s),
                                   the account number, and
                                   the name of the Fund.


* Send your check and              * Send your check and
completed Application               completed Application
to your dealer or                  to your dealer or
to the Fund's                      to the Fund's
Agent, PFPC Inc.                   Agent, PFPC Inc.

     Unless you indicate otherwise, your investment will be made in Class A Shares.

"Can I transfer funds electronically?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

* Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

* Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.

        Before you can transfer funds electronically, the Fund's Agent must have your completed Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Fund may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

                    REDEEMING YOUR INVESTMENT

        You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.


        There is no minimum period for investment in the Fund, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

     If you own both Class A and C Shares and do not specify which Class you wish to redeem, we will redeem your Class A
Shares.

Certain shares are subject to a contingent deferred sales charge, or CDSC. These are:

     - Class C Shares held for less than 12 months (from the date of purchase). (See "Alternate Purchase Plans.")

     - CDSC Class A Shares. (See "Sales Charges for Purchases of $1 Million or More.")

     Upon redemption, enough additional shares will be redeemed to pay for any applicable CDSC.

A redemption may result in a tax liability for you.

"How can I redeem my investment?"


By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-762-5922

By FAX, send
instructions to:

302-791-3055

For liquidity and convenience, the Fund offers expedited redemption.

Expedited Redemption Methods
(Non-Certificate Shares Only)

     You may request expedited redemption for any shares not issued in certificate form in two ways:

        1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

     a) to a Financial Institution account you have previously specified or

     b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

     Telephoning the Agent

     Whenever you telephone the Agent, please be prepared to supply:

     account name(s) and number

     name of the caller

     the social security number registered to the account

     personal identification.


     Note: Check the accuracy of your confirmation statements immediately. The Fund, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2 By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

     account name(s)

     account number

     amount to be redeemed

     any payment directions.

        To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial
     Institution account must be identical to those on the Fund's records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready
     Access Features Form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     Certificate Shares.  Mail to the Fund's Agent: (1) blank
(unsigned) certificates for Class A Shares to be redeemed, (2) redemption instructions and (3) a stock assignment form.

     To be in "proper form," your letter must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

     We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

     We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

     member of a national securities exchange

     U.S. bank or trust company

     state-chartered savings bank

     federally chartered savings and loan association

     foreign bank having a U.S. correspondent bank; or

        participant in the Securities Transfer Association
     Medallion Program ("STAMP"), Stock Exchanges Medallion
     Program ("SEMP") or New York Stock Exchange, Inc. Medallion
     Signature Program ("MSP").

     A notary public is not an acceptable signature guarantor.

Non-Certificate Shares.  You must use the Regular Redemption
Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Fund's Agent, which includes:

     account name(s)

     account number

     dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with the Fund)

     signature(s) of the registered shareholder(s) and

     signature guarantee(s), if required, as indicated above.

"When will I receive the proceeds of my redemption?"

        Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form . Except as described below, payments will normally be sent to your address of record within 7 days.


Redemption          Method of Payment        Charges

Under $1,000        Check                    None

$1,000 or more      Check or, if and         None
                    as you requested on your
                    Application or Ready
                    Access Features Form,
                    wired or transferred
                    through the Automated
                    Clearing house to your
                    Financial Institution
                    account

Through a broker
/dealer             Check or wire, to your   None,
                    broker/dealer            however, your
                                             broker/dealer may
                                             charge a fee

     Although the Fund does not currently intend to, it can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders the Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them.

     The Fund may delay redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Fund has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and
(iv) during such other periods as the SEC may permit.

     The Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic
Investment program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

        Redemption proceeds may be paid in whole or in part by distribution of the Fund's portfolio securities ("redemptions in kind") in conformity with SEC rules. This method would only be used if Trustees determine that partial or whole cash payments would be detrimental to the best interests of the remaining shareholders.

"Are there any reinvestment privileges?"

     If you reinvest proceeds of redemption within 120 days of a redemption you will not have to pay any additional sales charge on the reinvestment. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.

"Is there an Automatic Withdrawal Plan?"

Yes, but it is only available for Class A Shares. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                    ALTERNATE PURCHASE PLANS

"How do the different arrangements for Class A Shares and Class C
Shares affect the cost of buying, holding and redeeming shares, and what else should I know about the two classes?"

     In this Prospectus the Fund provides you with two alternative ways to invest in the Fund through two separate classes of shares. All classes represent interests in the same portfolio of securities. The classes of shares offered to individuals differ in their sales charge structures and ongoing expenses, as described below. You should choose the class that best suits your own circumstances and needs.

                    Class A Shares           Class C Shares
               "Front-Payment Shares"   "Level-Payment Shares"

Initial Sales       Class A Shares are       None. Class C
Charge              offered at net asset     Shares are offered
                    value plus a maximum     at net asset value
                    sales charge of 4.25%,   with no sales charge
                    paid at the time of      payable at the time
                    purchase. Thus,          of purchase.
                    your investment is
                    reduced by the
                    applicable sales
                    charge.

Contingent          None (except for         A maximum CDSC of
Deferred Sales      certain purchases of     1% is imposed upon
Charge ("CDSC")     $1 Million or more)      the redemption of
                                             Class C Shares held
                                             for less than 12
                                             months. No CDSC
                                             applies to Class C
                                             shares acquired
                                             through the
                                             reinvestment of
                                        dividends or
                              distributions.

Distribution and    An asset retention       Level charge for
Service Fees        service fee of 0.25      distribution and
                    of 1% is imposed on      service fees for 6
                    the average annual       years after the date
                    net assets               of purchase at the
                    represented by the       aggregate annual
                    Class A Shares.          rate of 1% of the
                                             average net assets
                                             represented by the
                                             Class C Shares.

Other Information   The initial sales        Class C Shares,
                    charge is waived or      together with a pro-
                    reduced in some          rata portion of all
                    cases. Larger            Class C Shares
                    purchases qualify        acquired through
                    for lower sales          reinvestment of
                    charges.                 dividends or other
                                             distributions paid
                                             in additional Class
                                             C Shares,
                                             automatically
                                             convert to Class A
                                             Shares after 6
                                             years.


Systematic Payroll Investments

        You can make systematic investments into either Class A or C Shares each pay period if your employer has established a Systematic Payroll Investment Plan with the Fund. To participate in the Payroll Plan, you must make your own arrangements with your employer's payroll department, which may include completing special forms. Additionally, the Fund requires that you complete the Application included with this Prospectus. Once your Application is received by the Fund and a new account is opened, under the Payroll Plan your employer will deduct a preauthorized amount from each payroll check. This amount will then be sent directly to the Fund for purchase of shares at the then current offering price, which includes applicable sales charge. You will receive a confirmation from the Fund for each transaction. Should you wish to change the dollar amount or end future systematic payroll investments, you must notify your employer directly. Changes may take up to ten days.

Factors to Consider in Choosing Classes of Shares

        Class A Shares or Class C shares are intended to be suitable for long-term investment. Over time, the cumulative total cost of the 1% annual service and distribution fees on the Class C Shares will equal or exceed the total cost of the initial 4% maximum initial sales charge and 0.15 of 1% annual fee payable for Class A Shares. Consult "Fees and Expenses of the Fund" to see the effect of Fund expenses for both classes if a hypothetical investment is held for 1, 3, 5, and 10 years. You should consider the total cost of an investment in Class A Shares as compared with a similar investment in Class C Shares if you expect to redeem your shares within a reasonably short time after purchase.

"What price will I pay for the Fund's shares?"

Class A Shares Offering Price      Class C Shares Offering Price

   Net asset value per share       Net asset value per share
plus the applicable sales charge

        You will receive that day's offering price on purchase orders, including Telephone Investments and investments by mail, considered received in proper form prior to 4:00 p.m. New York time. Dealers have the added flexibility of transmitting orders received prior to 4:00 p.m. New York time to the Distributor before its close of business that day (normally 5:00 p.m. New York time) and still receiving that day's offering price. Otherwise, orders will be filled at the next determined offering price. Dealers are required to submit orders promptly. Purchase orders received on a non-business day, including those for Automatic Investment, will be executed on the next succeeding business day. The sale of shares will be suspended (1) during any period when net asset value determination is suspended, or, (2) when the Distributor judges it is in the Fund's best interest to do so.

"What are the sales charges for purchases of Class A Shares?"

The following table shows the amount of sales charge incurred by a "single purchaser" of Class A Shares. A "single purchaser" is:


     *    an individual;

     * an individual, together with her or her spouse, and/or any children under 21 years of age purchasing shares for their account;

     * a trustee or other fiduciary purchasing shares for a single trust estate or fiduciary account; or

     *    a tax-exempt organization as detailed in Section
          501(c)(3) or (13) of the Internal Revenue Code.

                          II               III
                    Sales Charge as     Sales Charge as

                    Percentage of       Approximate
      I             Public              Percentage of
Amount of Purchase  Offering Price      Amount Invested

Less than $50,000   4.25%                    4.44%

$50,000 but less
than $100,000       4.00%                    4.17%

$100,000 but less
than $250,000       3.50%                    3.63%

$250,000 but less
than $500,000       2.50%                    2.56%

$500,000 but less
than $1,000,000     1.50%                    1.52%

For purchases of $1 Million or more see "Sales Charges for Purchases of $1 Million or More."

For example:

   If you pay $10,000 (Column I), your sales charge would be
4.25% or $425 (Column II).     ($10,000 x .0425 = $425)

   The value of your account, after deducting the sales charge from your payment, would increase by $9,575. (This would be the initial value of your account if you opened it with the $10,000 purchase). ($10,000 - $425 = $9,575)

   The sales charge as a percentage of the increase in the value of your account would be 4.44% (Column III).($425 / $9,575 =
 .044386 or 4.44%)

Sales Charges for Purchases of $1 Million or More

     You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares are Class
A Shares issued under the following circumstances:

          (i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

          (ii) all Class A Shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC Class A Shares and Class A Shares on which a sales charge has been paid, equals or exceeds $1 million.

     If you redeem all or part of your CDSC Class A Shares during the four years after you purchase them, you must pay a special contingent deferred sales charge upon redemption.

     You will pay 1% of the Redemption Value if you redeem within the first two years after purchase, and 0.50 of 1% of the Redemption Value if you redeem within the third or fourth year.

     The "Redemption Value" of your shares, is the lesser of: (i) the net asset value when you purchased the CDSC Class A Shares you are redeeming; or (ii) the net asset value at the time of your redemption.

Broker/Dealer Compensation -  Class A Shares

        Upon notice to all selected dealers, the Distributor may distribute up to the full amount of the applicable sales charge to broker/dealers. Under the Securities Act of 1933, broker/dealers may be deemed to be underwriters during periods when they receive all, or substantially all, of the sales charge.

Reduced Sales Charges for Certain Purchases of Class A Shares

     Right of Accumulation

     "Single Purchasers" may qualify for a reduced sales charge in accordance with the above schedule when making subsequent purchases of Class A Shares.

     Letters of Intent

     " single purchasers" may also qualify for reduced sales charges, in accordance with the above schedule, after a written
Letter of Intent (included in the Application) is received by the Distributor.

     General

        Class A Shares may be purchased without a sales charge by certain classes of purchasers.

Certain Investment Companies

     Class A Shares of the Fund may be purchased without sales charge (except as stated below under "Special Dealer Arrangements") from proceeds of a redemption, made within 120 days prior to such purchase, of shares of an investment company (not a member of the Aquilasm Group of Funds) on which a sales charge, including a contingent deferred sales charge, has been paid. Additional information is available from the Distributor.

"What are the purchase, service and distribution charges for Class C Shares?"

*    No sales charge at time of purchase.

* Annual fees for service and distribution at a combined annual rate of 1% of average annual net assets of the Fund represented by Class C shares.

* After six years, Class C Shares automatically convert to Class A Shares, which bear lower service and distribution fees.

     Redemption of Class C Shares

* 1% charge if redeemed within the first 12 months after purchase. This contingent deferred sales charge, or CDSC, is calculated based on the lesser of the net asset value at the time of purchase or at the time of redemption.

* No CDSC applies if Class C Shares are held for 12 months after purchase.

   * Shares acquired by reinvestment of dividends or distributions are not subject to any CDSC.

     Broker/Dealer Compensation - Class C Shares

     The Distributor will pay any broker/dealer executing a Class
C share purchase 1% of the sales price.


  "What about confirmations?"

     A statement will be mailed to you confirming each purchase of shares in the Fund. Additionally, your account at the Agent will be credited in full and fractional shares (rounded to the nearest 1/1000th of a share).

General

     The Fund and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

"Is there a Distribution Plan or a Service Plan?"

     The Fund has adopted a Distribution Plan (the "Plan") under the Investment Company Act of 1940's Rule 12b-1 in order to:

     (i) permit the Fund to finance activities primarily intended to result in the sale of its shares;

        (ii) permit the Sub-Adviser, out of its own funds, to make payment for distribution expenses; and

    (iii) protect the Fund against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of the Rule.

        For any fiscal year, payments under item (i), which are made through the Distributor or Agent, may not exceed 0.25 of 1% for Class A Shares and 0.75 of 1% for Class C Shares, of the average annual net assets represented by each such class. Because these distributions and fees are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

   Shareholder Services Plan for Class C Shares

        The Fund's Shareholder Services Plan authorizes it to pay a service fee to Qualified Recipients with respect to Class C Shares. For any fiscal year, such fees, paid through the Distributor or Agent, may not exceed 0.25 of 1% of the average annual net assets represented by Class C Shares. Additionally, payment shall be made only out of the Fund's assets represented by Class C Shares. "Qualified Recipients" means broker/dealers or others selected by the Distributor, including any principal underwriter of the Fund, who have entered into written agreements with the Fund or the Distributor and who have agreed to provide personal services to Class C shareholders and/or maintain their accounts.

     Service Fees with respect to Class C Shares will be paid to the Distributor during the first year after purchase and thereafter to other Qualified Recipients.

                   DIVIDENDS AND DISTRIBUTIONS

"How are dividends and distributions paid?"

        The Fund distributes dividends from net investment income, if any, on an annual basis following the end of its fiscal year which is December 31st. Because the Fund invests primarily in equity securities, distributions from the Fund, if any, will consist mostly of capital gains, which may be long- or short-term depending upon the length of time the Fund has held the securities it then sells. If the Fund has had net long-term capital gains or net short-term capital gains for the year, it distributes dividends on those items at the same time. Short-term capital gains include the gains from the disposition of securities held less than one year, the premiums from expired call options written by the Fund and net gains from closing transactions with respect to such options. If required by tax laws to avoid excise or other taxes, dividends and/or capital gains distributions may be made more frequently. Dividends and other distributions paid by the Fund with respect to each class of its shares are calculated at the same time and in the same manner. The per share dividends and distributions of Class C Shares will be lower than the per share dividends on the Class A Shares as a result of the higher service and distribution fees applicable to those shares. In addition, the dividends and distributions of each class can vary because each class will bear certain class-specific charges.

"How will the information I give the Fund affect payments to me?"

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Fund may be required to impose backup withholding at a rate of 31% upon payment of redemptions to shareholders, and from capital gains distributions (if any) and any other distributions that do not qualify as "exempt-interest dividends."

     Unless you request otherwise (by letter addressed to the Agent or by filing an appropriate application prior to a given ex-dividend date), dividends and distributions will automatically be reinvested in full and fractional shares of the Fund of the same class at net asset value on the record date for the dividend or distribution or other date fixed by the Board of Trustees.

     Your election to receive cash will continue in effect until the Agent receives written notification of a change.

        All shareholders, whether their dividends and distributions are received in cash or reinvested, will receive a monthly statement indicating the current status of their investment with the Fund.

                         TAX INFORMATION

        Distributions from the Fund's net income and net short-term capital gains are taxed as ordinary income. If the Fund has net long-term capital gains which are greater than its net short-term capital losses, it will distribute the excess and such distribution will be taxed to you as long-term capital gains, regardless of how long you have held your shares. Although distributions will be made in January, you must report the income or capital gain on your return for the prior calendar year, assuming you file your returns on a calendar year basis.

     Distributions from the Fund, whether ordinary income or capital gain in nature, will be taxable to you whether you take them in cash or have them automatically reinvested in shares of the Fund. Distributions from the Fund are also subject to applicable state income taxes. Consult your tax adviser.

                AQUILA ROCKY MOUNTAIN EQUITY FUND
                      FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG, LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.




                         Class A(1)               Class C(2)
                         Year ended December 31,  Year Ended  Year Ended
                                                       December 31,
                            1998    1997     1996        1998     1997
Net Asset Value, Beginning
  of Period ..............  $17.89   $15.05    $13.13   $17.79  $15.07

Income from Investment
  Operations:
  Net investment income ...   -        0.01     (0.02)  (0.16)  (0.11)
  Net gain (loss) on
    securities (both
    realized and
    unrealized) ..........  (0.96)    3.44       2.47   (0.93)   3.44

  Total from Investment
    Operations ...........  (0.96)    3.45       2.45   (1.09)   3.33

Less Distributions:
  Dividends from net
    investment income ....  (0.01)     -          -     (0.01)    -
  Distributions from
      capital gains ........  (0.16)   (0.61)    (0.53)   (0.16)   (0.61)

  Total Distributions ....  (0.17)   (0.61)    (0.53)   (0.17)   (0.61)

Net Asset Value, End of
  Period .................  $16.76   $17.89    $15.05   $16.57   $17.79

Total Return (not reflecting
  sales charge)(%) .......  (5.31)    23.01     18.68    (6.07)   22.18

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ thousands)  .....    1,880    3,144    2,178     162        7

  Ratio of Expenses to
     Average Net
     Assets (%) ..........   1.74      1.58     1.55      2.53    2.34
  Ratio of Net Investment
    Income to Average Net
    Assets (%) ...........  (0.22)   (0.03)    (0.19)    (1.07)  (0.78)
Portfolio Turnover
  Rate (%) ...............  19.52     10.39    20.32     19.52   10.39


The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's voluntary expense reimbursement were:

  Ratio of Expenses
   to Average Net Assets(%)
                              4.74      6.48     8.79      5.70    7.19
  Ratio of Net Investment
   Income(Loss) to
   Average Net Assets(%)     (3.22)    (4.93)   (7.43)    (4.23)  (5.63)

The expense ratios after giving effect to the waivers reimbursement and expense offset for uninvested cash balances were:

Ratio of Expenses to
  Average Net Assets(%)       1.55      1.50     1.50     2.33     2.26



          Class A(1)                         Class C(4)
   Year Ended       Period Ended(3)          Period Ended
December 31,        12/31/94                 12/31/96
     1995           1994
     $11.06         $11.43                    $14.59
      (0.07)        -                           0.01
       2.25          (0.37)                     1.00
       2.18          (0.37)                     1.01
      (0.01)          -                           -
      (0.10)          -                        (0.53)
      (0.11)          -                        (0.53)
     $13.13         $11.06                    $15.07
     $19.68          (3.24)+                    6.94+
     1,737          530                         4
       2.03           1.70*                     1.30*
      (0.72)         (0.51)*                    0.06*
      15.14           2.95+                    20.32+
      10.36          17.69*                     8.54*
      (9.05)        (16.50)*                   (7.18)*
       1.91           1.19*                     1.25*


(1) Designated as Class A Shares on May 1, 1996.

(2) New Class of Shares established on May 1, 1996.

(3) For the period from July 22, 1994 (commencement of operations) through December 31, 1994.

(4) For the period from May 1, 1996 to December 31, 1996.

(5) The ratios for Class A Shares were based on average net assets of $2,489,469, $2,505,548, $1,965,012, $1,239,752 and $453,768, respectively.
In general, as the Fund's net assets increase, the expense ratio will decrease.

+ Not annualized.

* Annualized.


<page


             Application for Aquila Rocky Mountain Equity Fund
                      For Class A or Class C Shares only
                Please complete steps 1 through 4 and mail to:
                                 PFPC Inc.
                  400 Bellevue Parkway, Wilmington, DE 19809
                             Tel. #1-800-762-5922


STEP 1 ACCOUNT REGISTRATION

A. REGISTRATION

___Individual  (Use line 1)
___Joint Account*  (Use lines 1&2)
___For a Minor (Only one custodian and one minor permitted.)
   (Use line 3)
___For Trust, Corporation, Partnership or other Entity  (Use line 4)
* Joint Accounts will be Joint Tenants With Rights of Survivorship unless otherwise specified.

Please type or print name exactly as account is to be registered 1.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
2.________________________________________________________________
  First Name   Middle Initial   Last Name   Social Security Number
3.________________________________________________________________
  Custodian's First Name      Middle Initial          Last Name
Under the _________Uniformed Gifts/Transfers to Minors Act.
            State
Custodian for ____________________________________________________
               Minor's First Name    Middle Initial    Last Name
                                     _____________________________
                                       Minor's Social Security No.
4. __________________________________________________________________
(Name of Corporation or Organization. If a Trust, include the name and date of the Trust Instrument. The name(s) of the Trustees in which account will be registered should be listed below. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or
Trust itself.)
______________________________________________________________________
Tax I.D. Number      Trustee(s) or Authorized Individual       Title


B. MAILING ADDRESS AND TELEPHONE NUMBER
_______________________________________________________________________
 Street or P.O. Box           City          State           Zip Code

(_______)______________________________________________________________
Area Code      Daytime Telephone #      Occupation

_______________________________________________________________________
Employer's Name/Employer's Address        City               State

Citizen or resident of U.S.___ Other___
Check here___ if you are a non U.S. citizen or resident and not subject to back-up withholding. See certification in Step 4.


C. INVESTMENT DEALER OR BROKER:
(Important - to be completed by Dealer or Broker)

__________________________________________________________________________
Dealer Name                                  Branch Office Address
__________________________________________________________________________
Branch Office City/State                     Branch #
__________________________________________________________________________
Representative's Name    Rep #
(_______)_________________________________________________________________
Area Code      Telephone #              [Agent Use: Dealer # / Branch #]


STEP 2 PURCHASE OF SHARES

A. INITIAL INVESTMENT

Indicate Method of Payment (For either method, make check payable to Aquila Rocky Mountain Equity Fund)

Indicate class of shares:
__  Class A Shares (Front-Payment Class)
__  Class C Shares (Level-Payment Class)

IF NO SHARE CLASS IS MARKED, INVESTMENT WILL AUTOMATICALLY BE MADE IN CLASS A SHARES.

___Initial Investment $________________ (Minimum $1,000)
___Automatic Investment $________________(Minimum $50)

For Automatic Investment of at least $50 per month, you must complete Step 3, Section A, Step 4, Section A & B and attach a PRE-PRINTED
DEPOSIT SLIP OR VOIDED CHECK.


B. DISTRIBUTIONS

All income dividends and capital gains distributions will be reinvested in additional shares at Net Asset Value unless otherwise indicated below.

Dividends are to be:___ Reinvested  ___Paid in cash*
Capital Gains Distributions are to be: ___ Reinvested ___ Paid in cash*
    * For cash dividends, please choose one of the following options:

___Deposit directly into my/our Financial Institution account.
   ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend. (A Financial Institution is a commercial bank, savings bank or credit union.)
___Mail check to my/our address listed in Step 1B.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
(Check appropriate box)
___ YES ___ NO

This option provides you with a convenient way to have amounts automatically drawn on your financial institution account and invested in your Aquila Rocky Mountain Equity Fund account. To establish this program, please complete Step 4, Sections A & B of this Application.

I/We wish to make regular monthly investments of $ _________________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK


B. TELEPHONE INVESTMENT
(Check appropriate box)
___ YES ___ NO

This option provides you with a convenient way to add to your account (minimum of $50 and maximum of $50,000) at any time you wish by simply calling toll-free at 1-800-762-5922. To establish this program, please complete Step 4, Sections A & B of this Application. YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK.


C. LETTER OF INTENT
APPLICABLE TO CLASS A SHARES ONLY.

(See Terms of Letter of Intent and Escrow at the end of this application) (Check appropriate box)
___ YES ___ NO

I/We intend to invest in Class A Shares of the Fund during the 13-month period from the date of my/our first purchase pursuant to this Letter (which purchase cannot be more than 90 days prior to the date of this Letter), an aggregate amount (excluding any reinvestment of dividends or distributions) of at least $50,000 which together with my/our present holdings of Fund shares (at public offering price on date of this Letter), will equal or exceed the minimum amount checked below:

___  $50,000    ___ $100,000   ___ $250,000
___  $500,000



D. AUTOMATIC WITHDRAWAL PLAN
APPLICABLE TO CLASS A SHARES ONLY.

(Minimum investment $5,000)
Application must be received in good order at least two weeks prior to 1st actual liquidation date.

(Check appropriate box)
___ YES ___ NO

Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, PFPC Inc. (the "Agent") is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

Dollar Amount of each withdrawal $ ______________beginning________________,
                                   Minimum: $50             Month/Year
Payments to be made: ___ Monthly or ___ Quarterly

Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial
Institution name, address and your account number.


First Name  Middle Initial  Last Name   Financial Institution Name
_______________________________________________________________________
Street                           Financial Institution     Street
                                                           Address
 ______________________________________________________________________

City      State         Zip             City            State         Zip

____________________________________
Financial Institution Account Number


E. TELEPHONE EXCHANGE

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.

(Check appropriate box)
___ YES ___ NO

The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares of one Aquila-sponsored fund for shares of another Aquila-sponsored fund with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of or acting or failure to act upon this Authorization.


F. EXPEDITED REDEMPTION

The proceeds will be deposited to your Financial Institution account listed.
(Check appropriate box)
___ YES ___ NO

Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this
Fund account is registered. YOU MUST ATTACH A PRE-PRINTED DEPOSIT
SLIP OR VOIDED CHECK.
_______________________________   ______________________________________
  Financial Institution                     Financial Institution
  Account Registration                         Account Number
_______________________________   ______________________________________
  Name of Financial Institution    Financial Institution Transit/Routing
                                                                 Number
_______________________________   ______________________________________
  Street                            City          State        Zip Code



STEP 4
Section A
DEPOSITOR'S AUTHORIZATION TO HONOR DEBITS

IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge my/our account for any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number ______________________________________

Name and Address where my/our account is maintained

Name of Financial Institution______________________________________________

Street Address_____________________________________________________________

City_______________________________________State _________ Zip Code________

Name(s) and Signature(s) of Depositor(s) as they appear where account is registered

______________________________________________
        Please Print
X_____________________________________________  __________________
        Signature                                    Date
______________________________________________
        Please Print
X_____________________________________________  __________________
        Signature                                    Date


                        INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1. Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated
   Clearing House Association.

2. To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3. To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.


Section B

SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms.

- I/We authorize the Fund and its agents to act upon these instructions for the features that have been checked.

- I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Fund and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Fund and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Fund account and to charge the account for any related charges.
  I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment are subject to applicable sales charges.

- The Fund, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transaction if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number, name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for. If a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty, or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for more than 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*
__________________________     ____________________________     _________
Individual (or Custodian)      Joint Registrant, if any            Date
__________________________     ____________________________     _________
Corporate Officer, Partner,    Title                               Date
Trustee(s), etc.

* For Trusts, Corporations or Association, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

- Certain features (Automatic Investment, Telephone Investment,
  Expedited Redemption and Direct Deposit of Dividends) are effective
  15 days after this form is received in good order by the Fund's Agent.

- You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

- Either the Fund or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

- The Fund reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

- If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-762-5955 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution changes is effective in 15 days after this form is received in good order by the Fund's Agent.


TERMS OF LETTER OF INTENT AND ESCROW

      By checking Box 3c and signing the Application, the investor is entitled to make each purchase at the public offering price applicable to a single transaction of the dollar amount checked above, and agrees to be bound by the terms and conditions applicable to Letters of Intent appearing below.

      The investor is making no commitment to purchase shares, but if the investor's purchases within thirteen months from the date of the investor's first purchase do not aggregate $50,000, or, if such purchases added to the investor's present holdings do not aggregate the minimum amount specified above, the investor will pay the increased amount of sales charge prescribed in the terms of escrow below.

      The commission to the dealer or broker, if any, named herein shall be at the rate applicable to the minimum amount of the investor's specified intended purchases checked above. If the investor's actual purchases do not reach this minimum amount, the commissions previously paid to the dealer will be adjusted to the rate applicable to the investor's total purchases. If the investor's purchases exceed the dollar amount of the investor's intended purchases and pass the next commission break-point, the investor shall receive the lower sales charge, provided that the dealer returns to the Distributor the excess of commissions previously allowed or paid to him over that which would be applicable to the amount of the investor's total purchases.

      The investor's dealer or broker shall refer to this Letter of Intent in placing any future purchase orders for the investor while this Letter is in effect.

      The escrow shall operate as follows:

1. Out of the initial purchase (or subsequent purchases if necessary), 3% of the dollar amount specified in the Letter of Intent shall be held in escrow in shares of the Fund by the Agent. All dividends and any capital distribution on the escrowed shares will be credited to the investor's account.

2. If the total minimum investment specified under the Letter is completed within a thirteen-month period, the escrowed shares will be promptly released to the investor. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

3. If the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, the investor must remit to the Agent an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. If such difference in sales charges is not paid within twenty days after receipt of a request from the Agent or the Dealer, the Agent will, within sixty days after the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Any shares remaining after such redemption will be released to the investor. The escrow of shares will not be released until any additional sales charge due has been paid as stated in this section.

4. By checking Box 3c and signing the Application, the investor irrevocably constitutes and appoints the Agent or the Distributor as his attorney to surrender for redemption any or all escrowed shares on the books of the Fund.


AUTOMATIC WITHDRAWAL PLAN PROVISIONS

By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.

1. The Agent will administer the Automatic Withdrawal Plan (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.

2. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Fund. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.

3. Dividends and distributions will be reinvested in shares of the Fund at the Net Asset Value.

4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the first business day of the month or quarter.

5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent. The Planholder should allow at least two weeks time in mailing such notification before the requested change can be put in effect.

6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Fund. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

9. In the event that the Agent shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

10.Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

[Inside back cover]

SUB-ADVISER and ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
KPM Investment Management, Inc.
A Mutual of Omaha Company
  10250 Regency Circle, Suite 200
Omaha, Nebraska 68114
and
One Norwest Center,
1700 Lincoln Street
Denver, Colorado 80203

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Tucker Hart Adams
Arthur K. Carlson
Diana P. Herrmann
R. Thayne Robson
Cornelius T. Ryan

OFFICERS
Lacy B. Herrmann, President
Sue McCarthy-Jones, Senior Vice President
Jerry G. McGrew, Senior Vice President
Diana P. Herrmann, Vice President
Susan A. Cook, Vice President
Christine L. Neimeth, Vice President
Jean M. Smith, Vice President
Al Stockman, Vice President
Jessica L. Wiltshire, Vice President
Kimball L. Young, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

  [Left column-Back cover]

        This Prospectus concisely states information about the Fund that you should know before investing. A Statement of Additional Information about the Fund dated April 30, 1999, (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Fund and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Fund available to you.

     You can get additional information about the Fund's investments in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You can get the SAI and the Fund's annual and semi-annual reports without charge, upon request.

     In addition, you can review and copy information about the Fund (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can get information on the operation of the SEC's public reference room by calling the SEC at 1-800-SEC-0330. You can get other information about the Fund at the SEC's Internet site at http://www.sec.gov. You can get copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

The file number under which the Fund is registered with the SEC under the
Investment Company Act of 1940 is 811-8168.

TABLE OF CONTENTS

The Fund's Objective, Investment Strategies
and Main Risks...................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Fund...................
Investment of the Fund's Assets.................
Fund Management.................................
Net Asset Value Per Share........................
Purchases .......................................
Redeeming Your Investment........................
Alternate Purchase Plans.........................
Dividends and Distributors......................
Tax Information..................................
Financial Highlights.............................

Application and Letter of Intent

[Right column-Back cover]

Aquila
[LOGO]
Rocky
Mountain
Equity Fund

PROSPECTUS


One of The
Aquilasm Group Of Funds

                                PROSPECTUS


   To receive a free copy of the Fund's SAI, annual or semi-annual report, or other information about the Fund, or to make shareholder inquiries call:

                 the Fund's Shareholder Servicing Agent at
                          800-762-5922 toll free

                           or you can write to:

                                 PFPC Inc
                           400 Bellevue Parkway
                           Wilmington, DE 19809

For General Inquiries and Yield Information, call 800-762-5955 or
212-697-6666

This Prospectus should be read and retained for future reference

                AQUILA ROCKY MOUNTAIN EQUITY FUND
                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
                  800-ROCKY-55 * (800-762-5955)

                          212-697-6666

                           Prospectus

Class Y Shares                                     April 30, 1999
Class I Shares

Aquila Rocky Mountain Equity Fund (the "Fund") is a mutual fund whose objective is capital appreciation. It seeks to achieve its objective through investment in securities (primarily equity securities) of companies having a significant business presence in the general Rocky Mountain region of our country.

   The Fund's Adviser, KPM Management, Inc., has informed the Fund that on or after July 22, 1999, it will discontinue its services to the Fund. The Fund's Sub-Adviser, Aquila Management Corporation, has advised the Fund that before that date it expects to assume the duties of managerial investment adviser under its current agreement with the Fund and that it will engage a portfolio manager and other facilities to carry out such functions. These arrangements have not been completed.

For Purchase, Redemption or Account inquiries contact the Fund's
Shareholder Servicing Agent:

     PFPC Inc.* 400 Bellevue Parkway * Wilmington, DE 19809
             800-ROCKY-22 * (800-762-5922) toll free

           For General Inquiries & Yield Information
      800-ROCKY-55 (800-762-5955) toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Fund's securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

   THE FUND'S OBJECTIVE, INVESTMENT STRATEGIES AND MAIN RISKS

"What is the Fund's objective?"

The Fund's investment objective, which is a fundamental policy of the Fund, is to purchase and hold securities for capital appreciation.

"What is the Fund's investment strategy?"

     We call the general area consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming the "Rocky Mountain Region." The Fund seeks to achieve its objective by investing primarily in equity securities of companies ("Rocky Mountain Companies") having a significant business presence in the Rocky Mountain Region. These are companies (i) whose principal executive offices are located in the Rocky Mountain Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region. It is anticipated that under normal circumstances the Fund will invest at least 65%, and possibly up to 100%, of its total assets in securities issued by such companies. In addition to common stocks, equity securities can include preferred stock and convertible fixed-income securities.

        The Fund invests primarily in companies with market capitalization smaller than those of portfolio companies of investment companies with more permissive investment policies. The investments of the Fund are likely to be in companies that are comparatively less well known and which have less trading in their shares.

"What are the main risks of investing in the Fund?"

     Among the risks of investing in shares of the Fund and its portfolio of securities are the following:

     Loss of money is a risk of investing in the Fund.

     There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial conditions and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories. Moreover, the stock price movements of smaller companies may experience more volatility than those of larger and more mature companies.

        Fixed-income investments are subject to interest rate and credit risks.

     Because the Fund will invest most, and may invest all, of its assets in Rocky Mountain Companies, it may have less diversification and may experience greater volatility than funds without this investment policy.

     The Fund's assets are subject to economic and other conditions affecting the various states which comprise the Rocky
Mountain Region.

     Investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

                AQUILA ROCKY MOUNTAIN EQUITY FUND
           RISK/RETURN BAR CHART AND PERFORMANCE TABLE

   The bar chart and table shown below provide an indication of the risks of investing in Aquila Rocky Mountain Equity Fund by showing changes in the performance of the Fund's Class Y Shares from year to year since inception of the class and by showing how the Fund's average annual returns for one year and since inception of the class compare to a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.



[Bar Chart]
Annual Total Returns
1997-1998


28%

24%
          22.98
20%       XXXX
          XXXX
16%       XXXX
          XXXX
12%       XXXX
          XXXX
 8%       XXXX
          XXXX
 4%       XXXX
          XXXX
 0%       XXXX

-4%             -5.08
                XXXX
-8%
          1997  1998
     Calendar Years


During the period shown in the bar chart, the highest return for a quarter was 13.11% (quarter ended September 30, 1997) and the lowest return for a quarter was -11.58% (quarter ended September
30, 1998).


                      Average Annual Total Return

                                       Since
For the Period Ended               1-Year    inception*
December 31, 1998

Aquila Rocky Mountain Equity Fund
Class Y Shares                          - 5.08%     8.66%

Russell 2000
Index***                                -2.55%     8.84%

Aquila Rocky Mountain Equity Fund
Class I Shares **                         N/A        N/A

*From commencement of class on May 1, 1996.

**Commencement of Class I Shares was on January 31, 1998. To date no Class I Shares have been sold.

***The Russell 2000 Index is an unmanaged index of small company stocks throughout the United States.


               AQUILA ROCKY MOUNTAIN EQUITY FUND
                  FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. No Class I Shares are currently outstanding.


                                        Class I        Class Y
                                        Shares         Shares
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.....
(as a percentage of offering price)      None          None

Maximum Deferred Sales Charge (Load).....None          None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends and
Distributions
 (as a percentage of offering price).....None          None
Redemption Fees..........................None          None
Exchange Fees............................None          None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fees (1).......................1.50%        1.50%
Distribution (12b-1) Fee .................0.10%        None
All Other Expenses:                       3.23%        3.28%
Total Annual Fund
 Operating Expenses (1)...................4.83%        4.78%

(1) The Adviser and the Sub-Adviser and Administrator (the "Sub-Adviser") have undertaken to waive all their fees until the Fund attains an asset size of $10 million. The Adviser and the Sub-Adviser anticipate that when Fund assets reach $10 million, certain fees for that fiscal year will be waived following a predetermined formula. Thereafter, they may determine to waive some or all of their fees. However, as the asset size of the Fund increases, these waivers would be progressively reduced so that when assets exceed approximately $25 million the Fund would pay substantially all fees as they are accrued. Since the Fund's inception, the Sub-Adviser, in its sole discretion, has been reimbursing some or all of the Fund's other operating expenses. The expense ratios for the fiscal year ended December 31, 1998 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: management fees, all other expenses, and total fund operating expenses for Class I Shares would have been 0.00%, 1.27%, and 1.37%, respectively; for Class Y Shares, these expenses would have been 0.00%, 1.32%, and 1.32%, respectively. Other expenses for the two classes differ because Class I Shares bear program costs for financial intermediaries of 0.25%, which includes transfer agent services, and charges common to both classes of 2.98%; Class Y Shares bear only the common charges of 2.98% and an allocation for transfer agent services of 0.30%

(2) Current rate; up to 0.25% can be authorized. (See
"Distribution Plan.")


Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                         1 year    3 years   5 years   10 years
Class I Shares............$483     $1,453    $2,425    $4,871
Class Y Shares............$479     $1,439    $2,403    $4,833


                 INVESTMENT OF THE FUND'S ASSETS

"Is the Fund right for me?"

     The Fund's shares are designed to be a suitable investment for investors who seek capital appreciation, primarily through the common stocks or other equity securities of companies having a significant business presence in the Rocky Mountain Region of the country.

"What is the Rocky Mountain Region?"

     The general Rocky Mountain region of our country consists of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and
Wyoming.

What are Rocky Mountain Companies?"

        Companies of any size and in any industry with a significant business presence in the Rocky Mountain Region are called Rocky Mountain Companies. These are companies (i) whose principal executive offices are located in the Rocky Mountain Region, (ii) which have more than 50% of their assets located in the Rocky Mountain Region or (iii) which derive more than 50% of their revenues or profits from the Rocky Mountain Region.

What are Equity Securities?"

     The term "equity securities" means (i) common stocks and
(ii) preferred stocks, bonds, debentures and notes convertible into common stocks. Under normal conditions, it is anticipated that the Fund will invest at least 65%, and possibly up to 100%, of its total assets in such securities. The Fund may also, to a limited extent, make certain other types of investments. (See below.)

        A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock or other equity securities of the same or a different issuer.

How are the Fund's investments chosen?"

        In selecting investments for the Fund, the Adviser will generally employ the investment philosophy of seeking to invest in established, financially sound, well-managed Rocky Mountain Companies whose securities it considers to be selling at a reasonable price relative to their growth rate and anticipated future values. In general, the Adviser follows a "value" approach to investment selection, that is, emphasis will be placed upon selection of Rocky Mountain Companies whose securities are selling at lower prices than comparable investments. Other securities may be selected whose issuers the Adviser believes are experiencing better growth relative to comparable investments.The Adviser currently focuses on approximately 300-400 Rocky Mountain Companies from which it selects investments for the Fund's portfolio. In selecting investments the Adviser anticipates using a number of factors. These include but are not limited to: product characteristics and market potential, operating ratios, management abilities, intrinsic value of securities, securities' market action, and the overall economic, monetary, political and market environment. The Fund does not engage in active trading to achieve its investment objective.

     In unusual market conditions when the Adviser believes a defensive posture for the Fund's investments is warranted, the Fund may temporarily invest a portion or all of its assets in high quality fixed-income securities such as U.S. government securities, corporate bonds or high grade short-term money-market securities, without geographic or percentage limitation. Only corporate securities rated "A" or equivalent by a nationally recognized statistical rating organization will be purchased. See below for a description of these organizations and an explanation of their ratings. Under these circumstances, the Fund may not achieve its investment objective.

"What are the main risk factors and special considerations regarding investment in Rocky Mountain Companies?"

     The Fund's assets are subject to economic and other conditions affecting the various states which comprise the Rocky
Mountain Region.

        Companies with headquarters in the Rocky Mountain Region or with a significant business presence in the Region may also have significant business interests, sales and assets outside of the Region and may thus be subject to other economic influences.


        Because the Fund will invest most, and may invest all, of its assets in Rocky Mountain Companies, it may have less diversification and may experience greater volatility than funds without this investment policy.

     In addition to considerations specifically affecting the Rocky Mountain Region, other risk factors include the following.

        There are two types of risk generally associated with owning equity securities: market risk and financial risk. Market risk is the risk associated with the movement of the stock market in general. Financial risk is associated with the financial conditions and profitability of the underlying company. Smaller companies may experience different growth rates and higher failure rates than those of larger companies having longer operating histories. Moreover, the stock price movements of smaller companies may experience more volatility than those of larger and more mature companies.

     There are two types of risk generally associated with owning fixed-income securities: market risk and credit risk. Market risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of fixed-income securities will normally decline and if interest rates fall, the value of fixed-income securities will normally increase. All fixed-income securities, including U.S. government securities, which are generally considered to be the most creditworthy of all fixed-income obligations, are subject to market risk. Securities with longer maturities generally have a more pronounced reaction to interest rate changes than shorter-term securities. Other economic factors may also affect the value of fixed-income securities. Credit risk relates to the ability of the issuer to make periodic interest payments as scheduled and ultimately repay principal at maturity.

        Although the Fund may invest in large capitalization companies, it is anticipated that the companies represented in the Fund's portfolio will be primarily those having market capitalization of middle to smaller size which the Adviser believes offer the potential of capital appreciation due to their overall characteristics. These companies are likely to be less well known because they are smaller in size, have smaller capitalizations, and have fewer shares traded. The prices of securities of such companies may be more volatile than the prices of securities of issuers which are more mature and have larger capitalizations and whose securities are more actively traded.


     Year 2000. Like other financial and business organizations, the Fund could be adversely affected if computer systems the Fund relies on do not properly process date-related information and data involving the year 2000 and after. The Sub-Adviser is taking steps that it believes are reasonable to address this problem in its own computer systems and to obtain assurances that steps are being taken by the other major service providers to the Fund to achieve comparable results. Certain vendors have advised the Sub-Adviser that they are currently compliant. The three mission critical vendors -- the shareholder servicing agent, the custodian and the fund accounting agent -- as well as other support organizations, advised the Sub-Adviser in 1998 that they were actively working on necessary changes. These three vendors anticipated readiness by December 1998 and so informed the Sub-Adviser. However, they did not achieve that objective and have advised the Sub-Adviser that they expect to be ready during the first half of 1999.At this time there can be no assurance that the target dates will be met or that these steps will be sufficient to avoid any adverse impact on the Fund. The Sub-Adviser has also requested the Fund's portfolio manager to attempt to evaluate the potential impact of this problem on the issuers of securities in which the Fund invests.

                         FUND MANAGEMENT

"How is the Fund managed?"

        KPM Investment Management, Inc. (the "Adviser") supervises the investment program of the Fund and the composition of its portfolio. Through its Denver office, the Adviser currently serves as investment adviser for Tax-Free Fund of Colorado, a tax-free municipal bond fund which was also founded and sponsored by Aquila Management Corporation. Founded in 1981, the Adviser provides discretionary equity, fixed-income and balanced account management to mutual funds, retirement plans, foundations, endowments and high-net-worth individuals and currently manages over $1 billion of clients' assets.

        The Adviser has informed the Fund that on or after July 22, 1999, it will discontinue its services to the Fund. The Fund's Sub-Adviser, Aquila Management Corporation, has advised the Fund that before that date it expects to assume the duties of managerial investment adviser under its current agreement with the Fund and that it will engage a portfolio manager and other facilities to carry out such functions. These arrangements, which are subject to approval by the Board of Trustees, have not been completed. When the Sub-Adviser assumes these functions it will be entitled to additional fees at the rate currently paid to the Adviser; the aggregate management fees paid by the Fund would not be changed.

     If these arrangements cannot be completed, the Board of Trustees will then weigh other possible actions, including merger of the Fund with another fund, sale of the Fund's assets to another fund, or, if these prove impracticable, recommending to the shareholders that the Fund be liquidated.

        Aquila Management Corporation, 380 Madison Avenue, Suite
2300, New York, NY 10017, founder of the Fund, serves as
Sub-Adviser and Administrator (the "Sub-Adviser") for the Fund under a Sub-Advisory and Administration Agreement.

     During the Fund's fiscal year ended December 31, 1998, the Fund accrued advisory and sub-advisory fees at the annual rates of 0.70 and 0.80 of 1%, respectively, of its average annual net assets. All of these fees were waived.

Information about the Adviser and the Sub-Adviser

        The Adviser is a wholly-owned subsidiary of KFS Corporation, a member of the Mutual of Omaha Companies. Founded in 1981, the Adviser provides discretionary equity, fixed-income and balanced account management to mutual funds, retirement plans, foundations, endowments and high-net-worth individuals and currently manages over $1 billion of clients' assets.

     The Adviser performs its advisory function at its primary office in Omaha, Nebraska. The Adviser maintains a team-oriented equity investment process, utilizing the collective experience and knowledge of each of four equity portfolio manager/analysts. The equity team divides research responsibility by sector and each manager/analyst prepares both industry research and recommendations on individual issues.

     Mr. Randall D. Greer has final responsibility for implementation of the investment process for the Fund. Mr. Greer has been President and CEO of the Adviser since 1994. From 1988 to 1994, he was President of Kirkpatrick, Pettis, Smith, Polian, Inc. ("Kirkpatrick, Pettis"), a broker/dealer and investment adviser, which at that time was the parent company and is now an affiliate of the Adviser. From 1975 to 1987, he held various positions at Kirkpatrick, Pettis including research analyst, Director of Research and Chief Investment Officer. He is Chairman of the Adviser's Board of Directors and a member of the Board of Kirkpatrick, Pettis and the Kirkpatrick Pettis Trust Company. He holds a B.S. in Psychology from the University of Nebraska at Lincoln and an M.B.A. from the University of Florida. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.

     The Adviser has its primary office at 10250 Regency Circle, Omaha, NE 68114 and its Denver office is located at One Norwest Center, 1700 Lincoln Street, Denver, CO 80203. Since 1983, the Adviser has been wholly-owned by Mutual of Omaha Insurance Company, whose principal office is at Mutual of Omaha Plaza, Omaha, NE 68175.

         The Sub-Adviser is the founder and serves as administrator for three other funds oriented to the Rocky Mountain Region: Tax-Free Trust of Arizona, with assets of $404 million, Tax-Free Fund of Colorado, with assets of $219 million and Tax-Free Fund For Utah, with assets of $57 million, all as of January 31, 1999. In addition, the Fund's Sub-Adviser is founder and Manager and/or administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of December 31, 1998, these funds had aggregate assets of approximately $3.2 billion. The Sub-Adviser, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

                    NET ASSET VALUE PER SHARE

        The net asset value of the shares of each of the Fund's classes of shares is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (a "business day"), by dividing the value of the Fund's net assets (i.e., the value of the assets less liabilities) allocable to each class by the total number of shares of such class then outstanding. Determination of the value of the Fund's assets is subject to the direction and control of the Fund's Board of Trustees. Securities listed on a national securities exchange or designated as national market system securities are valued at the last prior sale price or, if there has been no sale that day, at the bid price. The value of other securities is in general based on market value, except that short-term investments maturing in 60 days or less are generally valued at amortized cost. The price at which a purchase or redemption of shares is effected is based on the next calculated net asset value after your purchase or redemption order is considered received in proper form. (See "What price will I pay for the Fund's shares?") The New York Stock Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                           PURCHASES

"Are there alternate purchase plans?"

     This Prospectus offers two separate classes of shares. All classes represent interests in the same portfolio of securities.

"Can I purchase shares of the Fund?"

     You can purchase shares of the Fund if you reside in one of the states listed below. You should not purchase shares of the Fund if you do not reside in one of the following states.
Otherwise, the Fund can redeem the shares you purchased. This may cause you to suffer a loss and may have tax consequences.

     On the date of this Prospectus, Class Y Shares are available only in:

* Alaska * Arizona * California * Colorado * District of Columbia
* Florida  * Hawaii * Idaho  * Kansas * Missouri * Montana *
Nebraska * Nevada * New Jersey * New Mexico * New York * Utah *
Wyoming

     Class I Shares are available only in:

* District of Columbia * Florida * Kansas * Missouri * Nevada *
New Jersey *

"How much money do I need to invest?"

For Class Y Shares:

     $1,000. Subsequent investments can be in any amount.

Class I Shares:

     Financial intermediaries can set their own requirements for initial and subsequent investments.

        Your investment must be drawn in United States dollars on a United States commercial bank, savings bank or credit union or United States branch of a foreign commercial bank (each of which is a "Financial Institution").

"How do I purchase shares?"

You may purchase Class Y Shares:

* through an investment broker or dealer, or a bank or financial intermediary, which has a sales agreement with the Distributor, Aquila Distributors, Inc., in which case that institution will take action on your behalf, and you will not personally perform the steps indicated below; or

* directly through the Distributor, by mailing payment to the Fund's Agent, PFPC Inc.

  *  The price you will pay is net asset value for both Class Y
     Shares and Class I Shares. (See "What price will I pay for the Fund's shares?")

You may purchase Class I Shares only through a financial intermediary.

Opening a Class Y Shares Account   Adding to a Class Y Shares
                              Account

* Make out a check for             * Make out a check for
the investment amount              the investment amount
payable to                         payable to
"Aquila Rocky Mountain             "Aquila Rocky Mountain
Equity Fund."                      Equity Fund."

* Complete the Application         * Fill out the pre-printed
included with the Prospectus,      stub attached
indicating the features            to the Fund's
you wish to authorize.             confirmations
                                   or, supply the name(s)
                                   of account owner(s),
                                   the account number, and
                                   the name of the Fund.

* Send your check and              * Send your check and
completed application              completed application
to your dealer or                  to your dealer or
to the Fund's                      to the Fund's
Agent, PFPC Inc.                   Agent, PFPC Inc.



"Can I transfer funds electronically?"

     You can have funds transferred electronically, in amounts of $50 or more, from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

* Automatic Investment: You can authorize a pre-determined amount to be regularly transferred from your account.

* Telephone Investment: You can make single investments of up to $50,000 by telephone instructions to the Agent.

        Before you can transfer funds electronically, the Fund's Agent must have your completed Application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent, or if your account is set up so that your broker or dealer makes these sorts of changes, request your broker or dealer to make them. The Fund may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

                    REDEEMING YOUR INVESTMENT

Redeeming Class Y Shares

        You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

        There is no minimum period for investment in the Fund, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

     A redemption may result in a tax liability for you.

"How can I redeem my investment?"


By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-762-5922

By FAX, send
instructions to:

302-791-3055

For liquidity and convenience, the Fund offers expedited redemption for Class Y Shares.

Expedited Redemption Methods

You may request expedited redemption in two ways:

        1. By Telephone. The Agent will take instructions from anyone by telephone to redeem shares and make payments:

     a) to a Financial Institution account you have previously specified or

     b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                      Telephoning the Agent

     Whenever you telephone the Agent, please be prepared to supply:

     account name(s) and number

     name of the caller

     the social security number registered to the account

     personal identification


     Note: Check the accuracy of your confirmation statements immediately. The Fund, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

     2 By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

     account name(s)

     account number

     amount to be redeemed

     any payment directions.

        To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the Application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

     The name(s) of the shareholder(s) on the Financial
     Institution account must be identical to those on the Fund's records of your account.

     You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access
Features Form.

Regular Redemption Method

     To redeem by the regular redemption method, send a letter of instruction to the Fund's Agent, which includes:

     account name(s)

     account number

     dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed payment instructions (we normally mail redemption proceeds to your address as registered with the Fund)

     signature(s) of the registered shareholder(s) and

     signature guarantee(s), if required, as indicated below.

     To be in "proper form," your letter must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

     We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

     We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder, and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

     Your signature may be guaranteed by any:

     member of a national securities exchange

     U.S. bank or trust company

     state-chartered savings bank

     federally chartered savings and loan association

     foreign bank having a U.S. correspondent bank; or

        participant in the Securities Transfer Association
     Medallion Program ("STAMP"), Stock Exchanges Medallion
     Program ("SEMP") or New York Stock Exchange, Inc. Medallion
     Signature Program ("MSP").

     A notary public is not an acceptable signature guarantor.

Redemption of Class I Shares

       You may redeem all or any part of your Class I Shares at the net asset value next determined after acceptance of your redemption request by your financial intermediary. Redemption requests for Class I Shares must be made through a financial intermediary and cannot be made directly. Financial intermediaries may charge a fee for effecting redemptions. There is no minimum period for any investment in the Fund. The Fund does not impose redemption fees or penalties on redemption of Class I Shares. A redemption may result in a transaction taxable to you.

"When will I receive the proceeds of my redemption?"

        Redemption proceeds are normally sent on the next business day following receipt of your redemption request in proper form . Except as described below, payments for Class Y Shares will normally be sent to your address of record within 7 days.


Redemption          Method of Payment        Charges

Under $1,000        Check                    None

$1,000 or more      Check or, if and         None
                    as you requested
                    on your Application
                    or Ready Access Features
                    Form, wired or
                    transferred through
                    the Automated Clearing
                    house to your Financial
                    Institution account

Through a broker/
dealer              Check or wire,                None,
                    to your broker                however, your
                    broker/dealer                 broker/dealer
                                                  may charge a
                                                  fee

     Although the Fund does not currently intend to, it can charge up to $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Upon 30 days' written notice to shareholders the Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is presently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them.

     Redemption payments for Class I Shares are made to financial intermediaries.

     The Fund may delay redemption of shares recently purchased by check (including certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment up to 15 days after purchase; however, redemption will not be delayed after (i) the check or transfer of funds has been honored, or (ii) the Agent receives satisfactory assurance that your Financial Institution will honor the check or transfer of funds. You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

     The Fund has the right to postpone payment or suspend redemption rights during certain periods. These periods may occur
(i) when the New York Stock Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the New York Stock Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and
(iv) during such other periods as the SEC may permit.

     The Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic
Investment program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

        Redemption proceeds may be paid in whole or in part by distribution of the Fund's portfolio securities ("redemptions in kind") in conformity with SEC rules. This method would only be used if Trustees determine that partial or whole cash payments would be detrimental to the best interests of the remaining shareholders.

                    ALTERNATE PURCHASE PLANS

Distribution Arrangements

     In this Prospectus the Fund provides you with two alternative ways to invest in the Fund through two separate classes of shares. All classes represent interests in the same portfolio of securities.

                    Class Y Shares           Class I Shares
               "Institutional Class"    "Financial Intermediary
                                        Class"

Initial Sales       None                     None. Financial
Charge                                       Intermediaries may
                                             charge a fee for
                                        purchase of shares.


Contingent          None                     None
Deferred Sales
Charge ("CDSC")

Distributions and   None                      Distribution fee of
Service Fees                                 up to 0.25 of 1% of
                                             average annual net
                                             assets allocable to
                                             Class I Shares,
                                             currently 0.10 of 1%
                                             of such net assets,
                                             and a service fee
                                             of 0.25 of 1% of
                                             such assets.


"What price will I pay for the Fund's shares?"

        The offering price for Class Y Shares is the net asset value per share. You will receive that day's offering price on purchase orders, including Telephone Investments and investments by mail, considered received in proper form prior to 4:00 p.m. New York time. Dealers have the added flexibility of transmitting orders received prior to 4:00 p.m. New York time to the Distributor before its close of business that day (normally 5:00 p.m. New York time) and still receiving that day's offering price. Otherwise, orders will be filled at the next determined offering price. Dealers are required to submit orders promptly. Purchase orders received on a non-business day, including those for Automatic Investment, will be executed on the next succeeding business day.

     The offering price for Class I Shares is the net asset value per share. The offering price determined on any day applies to all purchases received by each financial intermediary prior to 4:00 p.m. New York time on any business day. Purchase orders received by financial intermediaries after that time will be filled at the next determined offering price.

     The sale of shares will be suspended (1) during any period when net asset value determination is suspended, or, (2) when the Distributor judges it is in the Fund's best interest to do so.

"What about confirmations and share certificates?"

     A statement will be mailed to you confirming each purchase of Class Y Shares in the Fund. Additionally, your account at the Agent will be credited in full and fractional shares (rounded to the nearest 1/1000th of a share). Purchases of Class I Shares will be confirmed by financial intermediaries. The Fund will not issue certificates for Class Y Shares or Class I Shares.

General

     The Fund and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

  "Is there a Distribution Plan or a Service Plan?"

     The Fund has adopted a Distribution Plan (the "Plan") under the Investment Company Act of 1940's Rule 12b-1 in order to:

     (i) permit the Fund to finance activities primarily intended to result in the sale of its shares;

     (ii) permit the Manager, out of its own funds, to make payment for distribution expenses; and

    (iii) protect the Fund against any claim that some of the expenses which it pays or may pay might be considered to be sales-related and therefore come within the purview of the Rule.

     No payments are made with respect to assets represented by Class Y Shares.

     For any fiscal year, payments with respect to Class I Shares, made through the Distributor or Agent, are made at a rate set from time to time by the Board of Trustees (currently 0.10 of 1%) but not more than 0.25 of 1% of the average annual net assets represented by the Class I Shares of the Fund. Such payments can be made only out of the Fund's assets allocable to the Class I Shares. Because these distributions and fees are paid out of assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Service's Plan for Class I Shares

     The Fund's Shareholder Services Plan authorizes it to pay a service fee to Qualified Recipients with respect to Class I Shares. For any fiscal year, such fees, paid through the Distributor or Agent, may not exceed 0.25 of 1% of the average annual net assets represented by Class I Shares. Additionally, payment shall be made only out of the Fund's assets represented by Class I Shares. "Qualified Recipients" means broker/dealers or others selected by the Distributor, including any principal underwriter of the Fund, who have entered into written agreements with the Fund or the Distributor and who have agreed to provide personal services to Class I shareholders and/or maintain their accounts. No payments are made with respect to assets represented by Class Y Shares.

                   DIVIDENDS AND DISTRIBUTIONS

"How are dividends and distributions paid?"

        The Fund distributes dividends from net investment income, if any, on an annual basis following the end of its fiscal year which is December 31st. Because the Fund invests primarily in equity securities, distributions from the Fund, if any, will consist mostly of capital gains, which may be long- or short-term depending upon the length of time the Fund has held the securities it then sells. If the Fund has had net long-term capital gains or net short-term capital gains for the year, it distributes dividends on those items at the same time. Short-term capital gains include the gains from the disposition of securities held less than one year, the premiums from expired call options written by the Fund and net gains from closing transactions with respect to such options. If required by tax laws to avoid excise or other taxes, dividends and/or capital gains distributions may be made more frequently. Dividends and other distributions paid by the Fund with respect to each class of its shares are calculated at the same time and in the same manner. The per share dividends and distributions of Class I Shares will be lower than the per share dividends on the Class Y Shares as a result of the higher service and distribution fees applicable to those shares. In addition, the dividends and distributions of each class can vary because each class will bear certain class-specific charges. All arrangements for the payment of dividends with respect to Class I Shares, including reinvestment of dividends, must be made through financial intermediaries.

"How will the information I give the Fund affect payments to me?"

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Fund may be required to impose backup withholding at a rate of 31% upon payment of redemptions to shareholders, and from capital gains distributions (if any) and any other distributions that do not qualify as "exempt-interest dividends."

     Unless you request otherwise (by letter addressed to the Agent or by filing an appropriate application prior to a given ex-dividend date), dividends and distributions will automatically be reinvested in full and fractional shares of the Fund of the same class at net asset value on the record date for the dividend or distribution or other date fixed by the Board of Trustees.

     Your election to receive cash will continue in effect until the Agent receives written notification of a change.

        All Class Y shareholders, whether their dividends or distributions are received in cash or reinvested, will receive a monthly statement indicating the current status of their investment account with the Fund. Financial intermediaries provide their own statements of Class I Shares accounts.

                         TAX INFORMATION

     Distributions from the Fund's net income and net short-term capital gains are taxed as ordinary income. If the Fund has net long-term capital gains which are greater than its net short-term capital losses, it will distribute the excess and such distribution will be taxed to you as long-term capital gains, regardless of how long you have held your shares. Although distributions will be made in January, you must report the income or capital gain on your return for the prior calendar year, assuming you file your returns on a calendar year basis.

        Distributions from the Fund, whether ordinary income or capital gain in nature, will be taxable to you whether you take them in cash or have them automatically reinvested in shares of the Fund. Distributions from the Fund are also subject to applicable state income taxes. Consult your tax adviser.

The table shown below for Class A Shares is for information purposes only. Class A Shares are not offered by this Prospectus.
No historical information exists for Class I Shares, which were established on April 30, 1998.

                AQUILA ROCKY MOUNTAIN EQUITY FUND
                      FINANCIAL HIGHLIGHTS
         FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG, LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.




                         Class A(1)               Class Y(2)
                         Year ended December 31,  Year Ended  Year Ended
                                                       December 31,
                          1998    1997     1996        1998     1997

Net Asset Value, Beginning
  of Period ..............  $17.89   $15.05    $13.13   $17.91  $15.07

Income from Investment
  Operations:
  Net investment income ...   -        0.01     (0.02)     0.03   0.04
  Net gain (loss) on
    securities (both
    realized and
    unrealized) ..........  (0.96)    3.44       2.47     (0.95)  3.41

    Total from Investment
    Operations ...........  (0.96)    3.45       2.45     (0.92)  3.45

Less Distributions:
  Dividends from net
    investment income ....  (0.01)     -          -        (0.01)   -
  Distributions from
    capital gains ........  (0.16)   (0.61)    (0.53)     (0.16)   (0.61)

  Total Distributions ....  (0.17)   (0.61)    (0.53)     (0.17)   (0.61)

Net Asset Value, End of
  Period .................  $16.76   $17.89    $15.05    $16.82   $17.91

Total Return (not reflecting
  sales charge)(%) .......  (5.31)    23.01     18.68     (5.08)   22.98

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ thousands)  .....    1,880    3,144    2,178       789     795

  Ratio of Expenses to
     Average Net
     Assets (%) ..........   1.74      1.58     1.55      1.52    1.34
  Ratio of Net Investment
    Income to Average Net
    Assets (%) ...........  (0.22)   (0.03)    (0.19)    (0.01)  (0.16)
Portfolio Turnover
  Rate (%) ...............  19.52     10.39    20.32     19.52   10.39


The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's voluntary expense reimbursement were:

  Ratio of Expenses
   to Average Net Assets(%)
                              4.74      6.48     8.79      4.58    5.34
  Ratio of Net Investment
   Income(Loss) to
   Average Net Assets(%)     (3.22)    (4.93)   (7.43)    (3.07)  (3.84)

The expense ratios after giving effect to the waivers reimbursement and expense offset for uninvested cash balances were:

Ratio of Expenses to
  Average Net Assets(%)       1.55      1.50     1.50     1.32     1.27


          Class A(1)                         Class Y
   Year Ended       Period Ended(3)          Period Ended(4)

December 31,        12/31/94                 12/31/96
     1995           1994
     $11.06         $11.43                    $14.59
      (0.07)        -                           0.01
       2.25          (0.37                      1.00
       2.18          (0.37)                     1.01
      (0.01)          -                           -
      (0.10) -        -                        (0.53)
      (0.11)          -                        (0.53)
     $13.13         $11.06                    $15.07
     $19.68          (3.24)+                    6.94+
     1,737          530                       133
       2.03           1.70*                     1.30*
      (0.72)         (0.51)*                    0.06*
      15.14           2.95+                    20.32+
      10.36          17.69*                     8.54*
      (9.05)        (16.50)*                   (7.18)*
       1.91           1.19*                     1.25*


(1) Designated as Class A Shares on May 1, 1996.

(2) New Class of Shares established on May 1, 1996.

(3) For the period from July 22, 1994 (commencement of operations) through December 31, 1994.

(4) For the period from May 1, 1996 to December 31, 1996.

(5) The ratios for Class A Shares were based on average net assets of $2,489,469, $2,505,548, $1,965,012, $1,239,752 and $453,768, respectively.
In general, as the Fund's net assets increase, the expense ratio will decrease.

+ Not annualized.

* Annualized.


            Application for Aquila Rocky Mountain Equity Fund
                         For Class I and Y Shares only
                Please complete steps 1 through 4 and mail to:
                                 PFPC Inc.
                  400 Bellevue Parkway, Wilmington, DE 19809
                             Tel. #1-800-762-5922


STEP 1 ACCOUNT REGISTRATION

A. REGISTRATION

___Individual  (Use line 1)
___Joint Account*  (Use lines 1&2)
___For a Minor (Only one custodian and one minor permitted.)
   (Use line 3)
___For Trust, Corporation, Partnership or other Entity  (Use line 4)
* Joint Accounts will be Joint Tenants With Rights of Survivorship unless otherwise specified.

Please type or print name exactly as account is to be registered 1.________________________________________________________________
  First Name Middle Initial Last Name Social Security Number 2.________________________________________________________________
  First Name Middle Initial Last Name Social Security Number 3.________________________________________________________________
  Custodian's First Name      Middle Initial          Last Name

Under the _________Uniformed Gifts/Transfers to Minors Act.
            State
Custodian for ____________________________________________________
               Minor's First Name    Middle Initial    Last Name
                                     _____________________________
                                       Minor's Social Security No.
4. __________________________________________________________________
(Name of Corporation or Organization. If a Trust, include the name and date of the Trust Instrument. The name(s) of the Trustees in which account will be registered should be listed below. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or
Trust itself.)
______________________________________________________________________
Tax I.D. Number      Trustee(s) or Authorized Individual       Title


B. MAILING ADDRESS AND TELEPHONE NUMBER
__________________________________________________________________________
 Street or P.O. Box           City          State           Zip Code

(_______)_________________________________________________________________
Area Code      Daytime Telephone #      Occupation

__________________________________________________________________________
Employer's Name/Employer's Address        City               State

Citizen or resident of U.S.___ Other___
Check here___ if you are a non U.S. citizen or resident and not subject to back-up withholding. See certification in Step 4.


C. INVESTMENT DEALER OR BROKER:
(Important - to be completed by Dealer or Broker)

__________________________________________________________________________
Dealer Name                                  Branch Office Address
__________________________________________________________________________
Branch Office City/State                     Branch #
__________________________________________________________________________
Representative's Name    Rep #
(_______)_________________________________________________________________
Area Code      Telephone #              [Agent Use: Dealer # / Branch #]



STEP 2 PURCHASES OF SHARES

A. INITIAL INVESTMENT
(Indicate Class of Shares)

Make check payment to Aquila Rocky Mountain Equity Fund

__ Initial Investment $______________ (Minimum $1,000)

(Indicate Class of Shares)
__  Class I Shares
__  Class Y Shares


B. DISTRIBUTIONS

All income dividends and capital gains distributions will be reinvested in additional shares at Net Asset Value unless otherwise indicated below.

Dividends are to be:___ Reinvested  ___Paid in cash*
Capital Gains Distributions are to be: ___ Reinvested ___ Paid in cash*
    * For cash dividends, please choose one of the following options:

___Deposit directly into my/our Financial Institution account. ATTACHED
   IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend. (A Financial Institution is a commercial bank,savings bank or credit union.)
___Mail check to my/our address listed in Step 1B.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
(Check appropriate box)
___ Yes ___ No

    This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your Aquila Rocky Mountain Equity Fund Account. To establish this program, please complete Step 4, Sections A & B of this Application.

I/We wish to make regular monthly investments of $ _________________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
(Check appropriate box)
___ Yes ___ No

    This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling toll-free at 1-800-762-5922. To establish this program, please complete Step 4, Sections A & B of this Application.
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN

(Minimum investment $5,000)

Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
(Check appropriate box)
___ Yes ___ No

    Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, PFPC Inc. (the "Agent") is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

Dollar Amount of each withdrawal $ ______________beginning________________
 .
                                   Minimum: $50             Month/Year

Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial
Institution name, address and your account number.


First Name  Middle Initial  Last Name   Financial Institution Name
_______________________________________________________________________
______                     ______________________________________
Street                       Financial Institution Street Address
__________________________________________________________________
City      State         Zip          City            State         Zip


_________________________________________________________________________
                               Financial Institution Account Number


D. TELEPHONE EXCHANGE
 (Check appropriate box)
___ Yes ___ No
This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.

    The Agent is authorized to accept and act upon my/our or any other persons telephone instructions to execute the exchange of shares of one Aquila-sponsored fund for shares of another Aquila-sponsored fund with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorneys fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.


E. EXPEDITED REDEMPTION
(Check appropriate box)
___ Yes ___ No
The proceeds will be deposited to your Financial Institution account listed.

    Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this
Fund account is registered.
(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK).
_______________________________   ____________________________________
  Account Registration            Financial Institution Account Number
_______________________________   ____________________________________
  Financial Institution Name      Financial Institution Transit/Routing
                                                                Number
_______________________________   ____________________________________
  Street                            City   State Zip


STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits. I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number
_______________________________________

Name and Address where my/our account is maintained

Name of Financial Institution______________________________________________

Street Address_____________________________________________________________

City___________________________________________State _________ Zip ________

Name(s) and Signature(s) of Depositor(s) as they appear where account is registered

______________________________________________
        (Please Print)
X_____________________________________________  __________________
        (Signature)                                    (Date)

______________________________________________
        (Please Print)
X_____________________________________________  __________________
        (Signature)                                    (Date)

                        INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated
  Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.


STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

- The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Fund and has received and read a current Prospectus of the Fund and agrees to its terms.

- I/We authorize the Fund and its agents to act upon these instructions for the features that have been checked.

- I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Fund and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Fund account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Fund and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Fund account and to charge the account for any related charges. I/We acknowledge that shares purchased either through Automatic Investment or Telephone Investment are subject to applicable sales charges.

- The Fund, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct a business in the U.S. which would receive any gain from the Fund, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

__________________________     ____________________________     _________
Individual (or Custodian)      Joint Registrant, if any            Date
__________________________     ____________________________     _________
Corporate Officer, Partner,    Title                               Date
Trustee, etc.

* For Trusts, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

- Certain features (Automatic Investment, Telephone Investment,
  Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Fund's Agent.

- You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

- Either the Fund or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

- The Fund reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

- If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-762-5955 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Fund's Agent.


AUTOMATIC WITHDRAWAL PLAN PROVISIONS

By requesting an Automatic Withdrawal Plan, the applicant agrees to the terms and conditions applicable to such plans, as stated below.

1. The Agent will administer the Automatic Withdrawal Plan
   (the "Plan") as agent for the person (the "Planholder") who executed the Plan authorization.

2. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Agent will credit all such shares to the Planholder on the records of the Fund. Any share certificates now held by the Planholder may be surrendered unendorsed to the Agent with the application so that the shares represented by the certificate may be held under the Plan.

3. Dividends and distributions will be reinvested in shares of the Fund at Net Asset Value without a sales charge.

4. Redemptions of shares in connection with disbursement payments will be made at the Net Asset Value per share in effect at the close of business on the last business day of the month or quarter.

5. The amount and the interval of disbursement payments and the address to which checks are to be mailed may be changed, at any time, by the Planholder on written notification to the Agent.
   The Planholder should allow at least two weeks time in mailing such notification before the requested change can be put in effect.

6. The Planholder may, at any time, instruct the Agent by written notice (in proper form in accordance with the requirements of the then current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In such case the Agent will redeem the number of shares requested at the Net Asset Value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds of such redemption to the Planholder.

7. The Plan may, at any time, be terminated by the Planholder on written notice to the Agent, or by the Agent upon receiving directions to that effect from the Fund. The Agent will also terminate the Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of the Plan by the Agent or the Fund, shares remaining unredeemed will be held in an uncertificated account in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his executor or guardian, or as otherwise appropriate.

8. The Agent shall incur no liability to the Planholder for any action taken or omitted by the Agent in good faith.

9. In the event that the Agent shall cease to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as his agent in administering the Plan.

10.Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, a Planholder may not maintain this Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

[Inside back cover]

SUB-ADVISER and ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
KPM Investment Management, Inc.
A Mutual of Omaha Company
10250 Regency Circle, Suite 200
Omaha, Nebraska 68114
and
One Norwest Center,
1700 Lincoln Street
Denver, Colorado 80203

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Tucker Hart Adams
Arthur K. Carlson
Diana P. Herrmann
R. Thayne Robson
Cornelius T. Ryan

OFFICERS
Lacy B. Herrmann, President
Sue McCarthy-Jones, Senior Vice President
Jerry G. McGrew, Senior Vice President
Susan A. Cook, Vice President

Diana P. Herrmann, Vice President
Christine L. Neimeth, Vice President
Jean M. Smith, Vice President
Al Stockman, Vice President
Jessica L. Wiltshire, Vice President
Kimball L. Young, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
  100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, New York 10154

COUNSEL
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

[Left column-Back Cover]

        This Prospectus concisely states information about the Fund that you should know before investing. A Statement of Additional Information about the Fund dated April 30, 1999, (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Fund and its management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Fund available to you.

        You can get additional information about the Fund's investments in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You can get the SAI and the Fund's annual and semi-annual reports without charge, upon request.

        In addition, you can review and copy information about the Fund (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. You can get information on the operation of the SEC's public reference room by calling the SEC at 1-800-SEC-0330. You can get other information about the Fund at the SEC's Internet site at http://www.sec.gov. You can get copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


The file number under which the Fund is registered with the SEC under the
Investment Company Act of 1940 is 811-8168.



TABLE OF CONTENTS

The Fund's Objective, Investment Strategies
  and Main Risks...................................
Risk/Return Bar Chart and Performance Table .....
Fees and Expenses of the Fund...................
Investment of the Fund's Assets.................
Fund Management.................................
Net Asset Value Per Share........................
Purchases .......................................
Redeeming Your Investment........................
Alternate Purchase Plans.........................
Dividends and Distributors......................
Tax Information..................................
Financial Highlights.............................
Application

[Right column-Back Cover]

Aquila
[LOGO]
Rocky
Mountain
Equity Fund

PROSPECTUS


One of The
Aquilasm Group Of Funds

                           PROSPECTUS


To receive a free copy of the Fund's SAI, annual or semi-annual report, or other information about the Fund, or to make shareholder inquiries call:

            the Fund's Shareholder Servicing Agent at
                     800-762-5922 toll free

                      or you can write to:

                            PFPC Inc
                      400 Bellevue Parkway
                      Wilmington, DE 19809

For General Inquiries and Yield Information, call 800-762-5955 or
212-697-6666

This Prospectus should be read and retained for future reference

AQUILA ROCKY MOUNTAIN EQUITY FUND
380 Madison Avenue Suite 2300
New York, NY 10017
800-ROCKY-55 (800-762-5955)
212-697-6666

Statement
of Additional
Information                                        April 30, 1999

        This Statement of Additional Information (the " SAI") is not a Prospectus. There are two Prospectuses for the Fund dated April 30, 1999: one Prospectus describes Front-Payment Class Shares ("Class A Shares") and Level-Payment Class Shares ("Class C Shares") of the Fund and the other describes Institutional Class Shares ("Class Y Shares") and Financial Intermediary Class Shares ("Class I Shares") of the Fund. References in the SAI to "the Prospectus" refer to either of these Prospectuses. The SAI should be read in conjunction with the Prospectus for the class of shares in which you are considering investing. Either or both Prospectuses may be obtained from the Fund's Shareholder Servicing Agent, PFPC Inc., by writing to it at: 400 Bellevue Parkway, Wilmington, DE 19809 or by calling at the following numbers:

              800-ROCKY-22 (800-762-5922) toll free

or from Aquila Distributors, Inc., the Fund's Distributor, by writing to it at

   380 Madison Avenue, Suite 2300, New York, New York 10017;
                         or by calling:
              800-ROCKY-55 (800-762-5955) toll free
                         or 212-697-6666
Financial Statements

        The financial statements for the Fund for the year ended December 31, 1998, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the SAI. Those financial statements have been audited by KPMG LLP, independent auditors, whose report thereon is incorporated herein by reference. The Annual Report of the Fund for the fiscal year ended can be obtained without charge by calling any of the toll-free numbers listed above. The Annual Report will be delivered with the SAI.

TABLE OF CONTENTS

Fund History
Investment Strategies and Risks
Fund Policies
Management of the Fund
Ownership of Securities
  Investment Advisory and Other Services
Brokerage Allocation and Other Practices
Capital Stock
Purchase, Redemption, and Pricing of Shares
Additional Tax Information
Underwriters
Performance
Appendix A

                AQUILA ROCKY MOUNTAIN EQUITY FUND

               Statement of Additional Information

                          FUND HISTORY

     The Fund is an open-end, diversified management investment company organized in 1994 as a Massachusetts business trust.

                 INVESTMENT STRATEGIES AND RISKS


     The Fund's investment objective is capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities of companies having a significant business presence in the general Rocky Mountain region of our country, consisting of Colorado, Arizona, Idaho, Montana, Nevada, New Mexico, Utah and Wyoming.

Convertible Securities

     The Fund may invest up to 25% of its assets in convertible securities, primarily of Rocky Mountain Companies, if the Adviser believes there is potential of capital growth through the conversion option and greater investment income prior to conversion. Only convertible securities rated investment grade by a nationally recognized statistical rating organization will be purchased. In general, there are nine separate credit ratings ranging from the highest to the lowest quality standards for debt obligations. Obligations rated within the four highest ratings are considered "investment grade." Not more than 5% of the Fund's net assets may be invested in such securities having the lowest of the four investment grade ratings. Obligations rated in the fourth such credit rating are considered by the rating agencies to be of medium quality and thus may present investment risks not present in more highly rated obligations. Such bonds lack outstanding investment characteristics and may in fact have speculative characteristics as well; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. See below for a description of these organizations and an explanation of their ratings.

     A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure, but are usually subordinated to similar nonconvertible securities. While providing a fixed income stream (generally higher in yield than the dividends received from a common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords the opportunity through its conversion feature to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Warrants

     The Fund may also invest up to 5% of its net assets, as determined at time of purchase, in warrants of Rocky Mountain Companies. Warrants entitle the holder to purchase a fixed number of shares of the common stock of the issuer at a fixed price during certain specified times. The value of the warrants from time to time depends upon the market evaluation of the likelihood that exercise of the warrants would be economically advantageous before they expire. The market price of warrants tends to be more volatile than that of the underlying common stock.

Lending of Portfolio Securities

     In order to generate additional income, the Fund may lend portfolio securities, up to 25% of the net assets, to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will enter into loan arrangements only with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Fund's Board of Trustees and will receive collateral in the form of cash or short-term U.S. Government securities equal at least to 100% of the value of the securities loaned. The value of the collateral and the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Fund may be reduced by any finders' fee paid to broker-dealers and any other related expenses.

Borrowings by the Fund

     The Fund can borrow money for temporary or emergency purposes from a bank. The Fund will not borrow amounts in excess of 10% of net assets and will not purchase securities if borrowings are equal to or greater than 5% of net assets. The Fund intends primarily to exercise such borrowing authority to meet any abnormal level of shareholder redemptions and under circumstances where redemptions exceed available cash.

Repurchase Agreements

     The Fund may purchase securities subject to repurchase agreements, provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by at least one nationally recognized statistical rating organization. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Fund.

     Under a repurchase agreement, at the time the Fund purchases a security, the Fund also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

     Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the Investment Company Act of 1940 (the "1940 Act"). The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Fund or its custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in book entry system, the book entry is maintained in the name of the Fund or its custodian.

     The Fund retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party. However, in the event of bankruptcy or other default by the other party, there may be delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest.

Shares of Investment Companies

     The Fund may purchase shares of investment companies with money market portfolios which are any of the money-market funds in the Aquilasm Group of Funds. As of the date of the Prospectus, these funds are Capital Cash Management Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Government Securities Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust. The Fund will not purchase shares of an investment company which imposes a sales or redemption charge of any sort; however, an investment company in which the Fund invests may have a distribution plan under which it may pay for distribution expenses or services. Such investments will ordinarily be made to provide additional liquidity and at the same time to earn higher yields than are usually associated with the overnight or short-term obligations in which the Fund might otherwise invest for this purpose. While higher yields than those of alternative investments may be obtainable, these yields will reflect management fees and operating and distribution expenses of the investment companies and will result in duplication of management fees with respect to assets of the Fund so invested. The Fund may not invest in the shares of investment companies if immediately thereafter it has invested more than 10% of the value of its total assets in such companies or more than 5% of the value of its total assets in any one such company; it may not invest in such a company if immediately thereafter it owns more than 3% of the total outstanding voting stock of such a company.

Options Transactions

     The Fund may purchase put and purchase and write (i.e., sell) call options for hedging purposes or in order to generate additional income or for taking a position in a security deemed attractive by the Adviser. The Fund will purchase or write options only on equity securities that are traded on national securities exchanges or that are listed on NASDAQ. The Fund may purchase put and write call options only on equity securities which are held in the Fund's investment portfolio or to close out positions. Additionally, the Fund may purchase calls on securities which are not in the Fund's portfolio or to close out positions.

     The Fund will not (a) write call options if immediately after any such transaction, the aggregate value of the securities underlying the calls would exceed 20% of the Fund's net assets, or (b) purchase put or call options if, immediately after such purchases, the premiums paid for all such options owned at the time would exceed 5% of the Fund's net assets. The Fund will not write put options except to close out positions.

     While the Fund may engage in puts and calls to a limited extent, there are certain risks associated with this activity that are different than investing in the underlying securities directly. Option transactions involve risks and transaction costs which the Fund would not incur if it did not engage in option transactions. If the Adviser's predictions of movements in the direction of the securities markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options include dependence upon the Adviser's ability to predict correctly movements in the direction of securities prices and the possible absence of a liquid secondary market for any particular instrument at any time.

Writing Covered Call Options

     The Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund to generate additional income from option premiums. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security underlying the option. Covered call options will generally be written on securities which, in the opinion of the Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time prior to a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing the option which he previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (OCC) and of the Exchanges. The Fund will write only covered call options. This means that the Fund will only write a call option on a security which the Fund already owns. The Fund will not write call options on when-issued securities.

     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration date of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or a loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account. The Fund does not consider a security covered by a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

     The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. In determining whether a particular call option should be written on a particular security, the Adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

     If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option (whether an exchange-traded option or a NASDAQ option) is required to pledge for the benefit of the broker the underlying security or other assets in accordance with rules of the OCC, which is an institution created to interpose itself between buyers and sellers of options. Technically, the OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

     Call options written by the Fund will normally have expiration dates of less than nine months from the date written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases additional brokerage commissions will be incurred.

     The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Federal Income Tax Treatment of Covered Call Options.

     Expiration of an option or entry into a closing purchase transaction will result in a capital gain. If the option is "in-the-money" (i.e., the option strike price is less than the market value of the security covering the option) at the time it was written, any gain or loss realized as a result of the closing purchase transaction will be long-term capital gain or loss, if the security covering the option was held for more than 12 months prior to the writing of the option. The holding period of the securities covering an "in-the-money" option will not include the period of time the option is outstanding. If the option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option, and in determining such gain or loss the premium will be included in the proceeds of the sale.

     If the Fund writes options other than "qualified covered call options," as defined in the Internal Revenue Code, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold. In addition, any options written against securities other than stocks will be considered to have been closed out at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses would be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss.

Purchasing Put Options

     The Fund may purchase put options on an underlying security owned by the Fund. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities. The example of such use of put options is provided below. The Fund will not purchase options for leverage purposes.

     The Fund may purchase a put option on an underlying security (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of its security. Such hedge protection is provided only during the life of the put option when the Fund as the holder of the put option is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

     The Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. The option will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

Writing Put Options

     The Fund will not write put options except to close out transactions as described above.

Purchasing Call Options

     The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below. The Fund will not purchase options for leverage purposes.

     Call options may be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to fix its cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of stock that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

      The Fund will commit no more than 5% of its assets to premiums when purchasing call options. The Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

Risks Associated with Options Transactions

     Option transactions involve risks and transaction costs which the Fund would not incur if it did not engage in option transactions. If the Adviser's predictions of movements in the direction of the securities markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options include (i) dependence upon the Adviser's ability to predict correctly movements in the direction of securities prices; (ii) imperfect correlation between the price of options and the movements in the prices of securities being hedged; (iii) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse consequences and (vi) the possible inability of the Fund to purchase or sell portfolio securities at a time when it would otherwise be favorable to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, because of the requirement for the Fund to maintain "cover" or to segregate securities in connection with a hedging transaction.

Portfolio Turnover

     A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average value of such securities during the year, excluding certain short term securities. Since the turnover rate of the Fund will be affected by a number of factors, the Fund is unable to predict what rate the Fund will have in any particular period or periods, although such rate is not expected to exceed 60%. The factors which may affect the rate include (i) the possible necessary sales of portfolio securities to meet redemptions; and (ii) the possibility of purchasing or selling portfolio securities without regard to the length of time they have been held to attempt to take advantage of market opportunities and to avoid market declines. Short-term trading increases portfolio turnover and transaction costs.

                          FUND POLICIES
Investment Restrictions

     The Fund has a number of policies concerning what it can and cannot do. Those that are called fundamental policies cannot be changed unless the holders of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a "majority" of the Fund's outstanding shares means the vote of the holders of the lesser of (a) 67% or more of the Fund's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented; or (b) more than 50% of the Fund's outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below:

1. The Fund invests only in certain limited securities.

     The Fund cannot buy any securities other than those discussed under "Investment of the Fund's Assets" in the Prospectus; therefore the Fund cannot buy any commodities or commodity contracts, any mineral related programs or leases or combinations thereof.

        The Fund cannot purchase or hold the securities of any issuer if, to its knowledge, any Trustee, Director or officer of the Fund or its Adviser individually owns beneficially more than 0.5% of the securities of that issuer and all such Trustees, Directors and officers together own in the aggregate more than 5% of such securities.

     The Fund cannot buy real estate or any non-liquid interests in real estate investment trusts; however, it can buy any securities which it can otherwise buy even though the issuer invests in real estate or has interests in real estate.

2. The Fund does not buy for control.

     The Fund cannot invest for the purpose of exercising control or management of other companies.

3. The Fund does not sell securities it does not own or borrow from brokers to buy securities.

     Thus, it cannot sell short or buy on margin; however, the Fund can make margin deposits in connection with the purchase or sale of options and can pay premiums on these options.

4. The Fund is not an underwriter.

     The Fund cannot engage in the underwriting of securities, that is, the selling of securities for others. Also, it cannot invest in restricted securities. Restricted securities are securities which cannot freely be sold for legal reasons.


5. The Fund has industry investment requirements.

     The Fund cannot buy securities in any one industry if more than 25% of its total assets would then be invested in securities of that industry.

6. The Fund can make loans only by lending securities or entering into repurchase agreements.

     The Fund can lend its portfolio securities (see "Lending of Portfolio Securities") and can enter into repurchase agreements (see "Repurchase Agreements") but cannot otherwise make loans. The Fund can buy debt securities as described above (see "Investment of the Fund's Assets"); this is investing, not making a loan.

7. The Fund can borrow only in limited amounts for special purposes.

     The Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Fund's income. Except in connection with borrowings, the Fund will not issue senior securities. The Fund will not purchase any security while it has any outstanding borrowings which exceed 5% of the value of its total assets.

                     MANAGEMENT OF THE FUND

The Board of Trustees

     The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

Trustees and Officers

     The Trustees and officers of the Fund, their ages, their affiliations, if any, with the Sub-Adviser or the Distributor and their principal occupations during at least the past five years are set forth below. None of the Trustees or officers of the Fund is affiliated with the Adviser. Mr. Herrmann is an interested person of the Fund as that term is defined in the Investment Company Act of 1940 (the "1940 Act") as an officer of the Fund and a director, officer and shareholder of the Sub-Adviser and the Distributor. Ms. Herrmann is an interested person of the Fund as an officer of the Fund and of the Sub-Adviser and as a shareholder of the Distributor. Each is also an interested person as a member of the immediate family of the other. They are so designated by an asterisk.

        In the following material Pacific Capital Cash Assets Trust, Churchill Cash Reserves Trust, Pacific Capital U.S. Government Securities Cash Asset Trust, Pacific Capital Tax-Free Cash Assets Trust, each of which is a money market fund, are together with Capital Cash Management Trust ("CCMT"), called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund are called the "Aquila Bond Funds"; and Aquila Cascadia Equity Fund and Aquila Rocky Mountain Equity Fund (this Fund) are called the "Aquila Equity Funds."

   (1)                        (2)            (3)
Name, Address, Age       Positions(s)   Principal
                         Held with      Occupation(s)
                         Fund           During
                                        Past 5 Years

   Lacy B. Herrmann*          Chairman       Founder and Chairman of
380 Madison Avenue       of the         the Board of Aquila
New York, New York       Board of       Management Corporation,
10017,                   Trustees       the sponsoring organization
Age: 69                                 and Manager or Administrator and/or
                                        Adviser or Sub-Adviser to the
                                        Aquila Money Market Funds, the
                                        Aquila Bond Funds and the Aquila
                                        Equity Funds, and Founder, Chairman
                                        of the Board of Trustees and
                                        (currently or until 1998) President
                                        of each since its establishment,
                                        beginning in 1984; Vice President
                                        and Director, and formerly
                                        Secretary, of Aquila Distributors,
                                        Inc.(distributor of the above
                                        funds) since 1981; President and a
                                        Director of STCM Management
                                        Company, Inc., sponsor and
                                        sub-adviser to CCMT; Founder and
                                        Chairman of several other money
                                        market funds; Director or Trustee
                                        of OCC Cash Reserves, Inc. and
                                        Quest For Value Accumulation Trust,
                                        and Director or Trustee of
                                        Oppenheimer Quest Value Fund, Inc.,
                                        Oppenheimer Quest Global Value
                                        Fund, Inc. and Oppenheimer
                                        Rochester Group of Funds, each of
                                        which is an open-end investment
                                        company; Trustee of Brown
                                        University, 1990-1996 and currently
                                        Trustee Emeritus; actively involved
                                        for many years in leadership roles
                                        with university, school and
                                        charitable organizations.

Tucker Hart Adams        Trustee        President of The Adams
4822 Alteza Drive,                      Group,Inc., an economic
Colorado Springs,                       consulting firm, since 1989;
Colorado 80917                          Trustee of Tax-Free Fund of
Age: 61                                 Colorado since 1989 and of Aquila
                                        Rocky Mountain Equity Fund (this
                                        Fund) since 1993; Vice President of
                                        United Banks of Colorado,
                                        1985-1988; Chief Economist of
                                        United Banks of Colorado,
                                        1981-1988; Director of University
                                        Hospital, 1990-1994; Director of
                                        the Colorado Health Facilities
                                        Authority; Director of the
                                        University of Colorado Foundation;
                                        currently or formerly an officer or
                                        director of numerous professional
                                        and community organizations.

Arthur K. Carlson        Trustee        Retired; Advisory Director of
8702 North Via La Serena,               the Renaissance Companies
Paradise Valley, Arizona                (design and construction
85253                                   companies of commercial,industrial
Age: 77                                 and upscale residential properties)
                                        since 1996; Senior Vice President
                                        and Manager of the Trust Division
                                        of The Valley National Bank of
                                        Arizona, 1977-1987; Trustee of
                                        Tax-Free Fund of Colorado, Hawaiian
                                        Tax-Free Trust, Tax-Free Trust of
                                        Arizona and Pacific Capital Cash
                                        Assets Trust since 1987, of Pacific
                                        Capital Tax-Free Cash Assets Trust
                                        and Pacific Capital U.S. Government
                                        Securities Cash Assets Trust since
                                        1988 and of Aquila Rocky Mountain
                                        Equity Fund (this Fund) since 1993;
                                        previously Vice President of
                                        Investment Research at Citibank,
                                        New York City, and prior to that
                                        Vice President and Director of
                                        Investment Research of Irving Trust
                                        Company, New York City; past
                                        President of The New York Society
                                        of Security Analysts and currently
                                        a member of the Phoenix Society of
                                        Financial Analysts; formerly
                                        Director of the Financial Analysts
                                        Federation; past Chairman of the
                                        Board and past Director of Mercy
                                        Healthcare of Arizona, Phoenix,
                                        Arizona; Director of St. Joseph's
                                        Hospital Foundation since 1996 and
                                        Director of Northern Arizona
                                        University Foundation since 1990,
                                        present or formerly an officer
                                        and/or director of various other
                                        community and professional
                                        organizations.


   Diana P. Herrmann,*   Trustee,       President and Chief
                                             Operating
380 Madison Avenue,      Vice           Officer of the Sub-Adviser
New York, New York       President      since 1997, a 10017
                                        Director since
Age: 41                                 1984, Secretary since 1986 and
                                        previously its Executive Vice
                                        President, Senior Vice President or
                                        Vice President, 1986-1997;
                                        President of various Aquila Bond
                                        Funds since 1998; Assistant Vice
                                        President, Vice President, Senior
                                        Vice President or Executive Vice
                                        President of Aquila Money-Market,
                                        Bond and Equity Funds since 1986;
                                        Trustee of a number of Aquila
                                        Money-Market, Bond and Equity Funds
                                        since 1995;  Trustee of Reserve
                                        Money-Market Funds since 1999 and
                                        Reserve Private Equity Series since
                                        1998; Assistant Vice President and
                                        formerly Loan Officer of European
                                        American Bank, 1981-1986; daughter
                                        of the Fund's Chairman; Trustee of
                                        the Leopold Schepp Foundation
                                        (academic scholarships) since 1995;
                                        actively involved in mutual fund
                                        and trade associations and in
                                        college and other volunteer
                                        organizations.

R. Thayne Robson         Trustee        Director of the Bureau of
3548 Westwood Drive,                    Economic and Business
Salt Lake City, Utah 84109              Research, Professor of
Age: 69                                 Management, and
                                        Research Professor of Economics at
                                        the University of Utah since 1978;
                                        Trustee of Tax-Free Fund for Utah
                                        since 1992 and of Aquila Rocky
                                        Mountain Equity Fund (this Fund)
                                        since 1993; Director of the
                                        Alliance of Universities for
                                        Democracy since 1990; Trustee of
                                        the Salt Lake Convention and
                                        Visitors Bureau since 1984; Member
                                        of Utah Governor's Economic
                                        Coordinating Committee since 1982;
                                        Member of the Association for
                                        University Business and Economic
                                        Research since 1985; Director of
                                        ARUP (a medical test laboratory)
                                        since 1988; Director of Western
                                        Mortgage since 1989; Director of
                                        the Utah Economic Development
                                        Corporation since 1985; Director of
                                        the Salt Lake Downtown Alliance
                                        since 1991; Trustee of Crossroads
                                        Research Institute since 1986.

Cornelius T. Ryan,       Trustee        General Partner of Oxford
c/o Oxford Partners,                    Ventures Partners, a group of
315 Post Road West,                     investment venture capital
Westport, Connecticut, 06880            partnerships, since 1981; and
Age: 67                                 Managing  Partner of Oxford
                                        Bioscience Partners, an affiliated
                                        administrative company, since 1992;
                                        Trustee of CCMT since 1976, of
                                        Prime Cash Fund (which is
                                        inactive), 1983-1996 and of Aquila
                                        Rocky Mountain Equity Fund (this
                                        Fund) since 1996; President of AMR
                                        International, Inc., a management
                                        training and publishing company,
                                        1978-1980; President of GTE New
                                        Ventures Corporation, 1974-1978;
                                        Vice President, Corporation
                                        Development, of GTE Corporation,
                                        1974-1978; President and a founder
                                        of Randolph Computer Corporation,
                                        1965-1974; Director of Neuberger &
                                        Berman Equity Funds, since 1988.


Jerry G. McGrew          Senior Vice    President of Aquila
5331 Fayette Street,     President      Distributors, Inc. since
Houston, TX 77056                       1998, Registered
Age: 54                                 Principal since 1993, Senior Vice
                                        President, 1997-1998 and Vice
                                        President, 1993-1997; Senior Vice
                                        President of Aquila Rocky Mountain
                                        Equity Fund (this Fund) since 1996;
                                        Senior Vice President of Churchill
                                        Tax-Free Fund of Kentucky since
                                        1994, and of Tax-Free Fund of
                                        Colorado and Tax-Free Fund For Utah
                                        since 1997; Vice President of
                                        Churchill Cash Reserves Trust since
                                        1995;  Registered Representative of
                                        J.J.B. Hilliard, W.L. Lyons Inc.,
                                        1983-1987; Account Manager with IBM
                                        Corporation, 1967-1981;
                                        Gubernatorial appointee, Kentucky
                                        Financial Institutions Board,
                                        1993-1997; Chairman, Total Quality
                                        Management for Small Business,
                                        1990-1994; President of
                                        Elizabethtown/Hardin County,
                                        Kentucky, Chamber of Commerce,
                                        1989-1991; President of
                                        Elizabethtown Country Club,
                                        1983-1985; Director-at Large,
                                        Houston Alliance for the Mentally
                                        Ill (AMI), since 1998.

Susan A. Cook,           Vice           Registered Representative
6220 E. Thomas Road      President      of Aquila Distributors,
Scottsdale, Arizona                     Inc. since 1993; Account
85251                                   Executive, Cowen & Company
Age: 43                                 1988-1991. Institutional Sales and
                                        Trading at Robertson, Stephens, &
                                        Montgomery Securities in San
                                        Francisco, CA, 1981-1986.

Christine L. Neimeth,    Vice           Vice President of Aquila
2201 Lloyd Center,       President      Cascadia Equity Fund
Portland, Oregon 97232                  and Tax Free Trust of
Age: 35                                 Oregon since 1998;
                                        Management Information Systems
                                        consultant, Hillcrest Ski and
                                        Sport, 1997; Institutional
                                        Municipal Bond Salesperson, Pacific
                                        Crest Securities, 1996;
                                        Institutional Bond Broker, Hilliard
                                        Farber and Company 1991-1995; Bond
                                        Trader, Bear Stearns and Company,
                                        1989-91. Active in college alumni
                                        and volunteer organizations.

Jean M. Smith,           Vice           Assistant Treasurer of
410 17th Street,         President      Bradford Trust Company,
Suite 1715,                             1977-1978; Staff Supervisor
Denver, Colorado 80208                  of Wood Struthers & Winthrop,
Age: 54                                 an investment advisory firm,
                                        1976- 1977; Client Administrator of
                                        Bradford Trust Company, 1972-1976.

Al Stockman              Vice           Vice President of Tax-Free Trust
5674 W. North            President      of Arizona and Aquila Rocky
Lane, Glendale,                         Mountain Equity Fund (this
Arizona 85302                           Fund) since 1999;
Age: 44                                 Trader and Financial Consultant,
                                        National Bank of Arizona (Zions
                                        Investment Securities Inc.),
                                        Phoenix, Arizona 1996-1997; Vice
                                        President and Investment Department
                                        Manager, National Bank of Alaska,
                                        Anchorage, Alaska 1985-1995.


Jessica L. Wiltshire,     Vice          Investor Representative
410 17th Street,         President      with Oppenheimer Funds,
Suite 1715,                             1996-1997; Sales
Denver, Colorado 80202                  Representative for Tax-Free
Age: 28                                 Fund of Colorado and Aquila Rocky
                                        Mountain Equity Fund (this Fund),
                                        1993-1996.

Kimball L. Young,        Vice           Senior Vice President of
2049 Herbert Avenue,     President      Co-Founder of Lewis
Salt Lake City, Utah                    Young Robertson & 84108
Age: 52                                 Burningham,Inc., an NASD
                                        licensed broker dealer providing
                                        public finance services to Utah
                                        local governments 1995-present.
                                        Senior Vice President of Tax-Free
                                        Trust of Arizona and Tax-Free Fund
                                        For Utah. Formerly Senior Vice
                                        President-Public Finance, Kemper
                                        Securities Inc., Salt Lake City,
                                        Utah.

Rose F. Marotta          Chief          Chief Financial Officer
380 Madison Avenue,      Financial      of the Aquila Money-
New York, New York       Officer        Market, Bond and 10017
                    Equity
Age: 74                                 Funds since 1991 and
                                        Treasurer, 1981-1991; formerly
                                        Treasurer of the predecessor of
                                        CCMT; Treasurer and Director of
                                        STCM Management Company, Inc.,
                                        since 1974; Treasurer of Trinity
                                        Liquid Assets Trust, 1982-1986 and
                                        of Oxford Cash Management Fund,
                                        1982-1988; Treasurer of InCap
                                        Management Corporation since 1982,
                                        of the Sub-Adviser since 1984 and
                                        of the Distributor since 1985.

Richard F. West,         Treasurer      Treasurer of the Aquila
380 Madison Avenue,                     Money-Market, Bond
New York, New York 10017                and Equity Funds and
Age: 63                                 of Aquila Distributors,
                                        Inc. since 1992; Associate Director
                                        of Furman Selz Incorporated,
                                        1991-1992; Vice President of
                                        Scudder, Stevens & Clark, Inc. and
                                        Treasurer of Scudder Institutional
                                        Funds, 1989-1991; Vice President of
                                        Lazard Freres Institutional Funds
                                        Group, Treasurer of Lazard Freres
                                        Group of Investment Companies and
                                        HT Insight Funds, Inc., 1986-1988;
                                        Vice President of Lehman Management
                                        Co., Inc. and Assistant Treasurer
                                        of Lehman Money Market Funds,
                                        1981-1985; Controller of Seligman
                                        Group of Investment Companies,
                                        1960-1980.

Edward M. W. Hines,      Secretary      Partner of Hollyer Brady
551 Fifth Avenue,                       Smith Troxell Barrett
New York, New York 10176                Rockett Hines & Mone
Age: 59                                 LLP, attorneys, since
                                        1989 and counsel, 1987-1989;
                                        Secretary of the Aquila
                                        Money-Market, Bond and Equity Funds
                                        since 1982; Secretary of Trinity
                                        Liquid Assets Trust, 1982-1985 and
                                        Trustee of that Trust, 1985-1986;
                                        Secretary of Oxford Cash Management
                                        Fund, 1982-1988.

John M. Herndon,         Assistant      Assistant Secretary of
380 Madison Avenue,      Secretary      the Aquila Money-Market,
New York, New York                      Bond and Equity Funds
10017                                   since 1995 and Vice President of
Age: 59                                 the Aquila Money-Market Funds
                                        since 1990; Vice President of the
                                        Administrator since 1990;
                                        Investment Services Consultant and
                                        Bank Services Executive of Wright
                                        Investors' Service, a registered
                                        investment adviser, 1983-1989;
                                        Member of the American Finance
                                        Association, the Western Finance
                                        Association and the Society of
                                        Quantitative Analysts.


Trustee Compensation

     The Fund does not currently pay fees to any of the Fund's officers or to Trustees affiliated with the Adviser or the Sub-Adviser. For its fiscal year ended December 31, 1998, the Fund paid a total of $9,853 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Fund to its Trustees.

     The Fund is one of the 14 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money market funds and equity funds. The following table lists the compensation of all Trustees who received compensation from the Fund and the compensation they received during the Fund's fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila group.

                                   Total
                                   Compensation        Number of
               Aggregate           from all            boards on
               Compensation        funds in the        which the
Name and       from the            Aquilasm            Trustee
Title          Fund                Group               now serves

Tucker H.
Adams,         $1,625              $9,729              2
Trustee

Arthur K.
Carlson,       $1,153              $53,558             7
Trustee

R. Thayne
Robson,        $1,969              $4,300              2
Trustee

Cornelius
Ryan,          $1,410              $4,150              2
Trustee

          Class A Shares may be purchased without a sales charge by certain the Fund's Trustees and officers. (See "Reduced Sales
Charges for Class A Shares," below.)

                     OWNERSHIP OF SECURITIES

     Of the shares of the Fund outstanding on February 22, 1999, BHC Securities, 2005 Market St., Philadelphia PA held of record in three accounts 3,038 Class C Shares (31.3% of the class) and the Adviser held of record 44,864 Class Y Shares (95.6% of the class. On the basis of information received from those holders, the Fund's management believes that all of such shares are held for the benefit of clients. On the same date, M. E. Wolf Foundation Account, Denver, CO held of record 11,750 Class A Shares (6.6% of the class) and the Sub-Adviser held of record 6,367 Class A Shares (6.23% of the class).

     Of the Class Y Shares of the Fund outstanding on April 7, 1998, KPM Investment Management, Inc. held of record 44,386 shares (100% of the class). On the basis of information received from the holder, the Fund's management believes that all of such shares are held for the benefit of clients.

     The Fund's management is not aware of any other person owning of record or beneficially 5% or more of the shares of any class of the Fund's outstanding shares as of that date.

Management Ownership

     As of the date of this SAI, all of the Trustees and officers as a group owned less than 1% of its outstanding shares.

             INVESTMENT ADVISORY AND OTHER SERVICES

Information about the Adviser, the Sub-Adviser and the Distributor

     The Fund's Sub-Adviser is founder and Manager and/or administrator to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money market funds and equity funds. As of December 31, 1998, these funds had aggregate assets of approximately $3.2 billion. The Sub-Adviser, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

     Mr. Herrmann and Ms. Herrmann are affiliated with the Fund as officers and Trustees. Mr. Herrmann controls the Sub-Adviser, as described above, and Ms. Herrmann is an officer and a director of the Sub-Adviser.

The Advisory Agreement

     KPM Investment Management, Inc. (the "Adviser") supervises the investment program of the Fund and the composition of its portfolio. Through its Denver office, the Adviser currently serves as investment adviser for Tax-Free Fund of Colorado, a tax-free municipal bond fund which was also founded and sponsored by Aquila Management Corporation. The Adviser has told the Fund that it will cease acting as the Fund's investment adviser on July 22, 1999.

     The services of the Adviser are rendered under an Investment Advisory Agreement (the "Advisory Agreement") which provides, subject to the control of the Board of Trustees, for investment supervision. The Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement. At the Adviser's expense the Adviser shall provide for pricing of the Fund's portfolio daily using a pricing service or other source of pricing information satisfactory to the Fund and, unless otherwise directed by the Board of Trustees, for pricing of the Fund's portfolio at least quarterly using another such source satisfactory to the Fund.

     Under the Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser. Under the Advisory Agreement, the Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under the Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Sub-Adviser under the Sub-Advisory and Administration Agreement or by the Fund's Distributor (principal underwriter) are paid by the Fund. The Advisory Agreement lists examples of such expenses borne by the Fund, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Fund and its shares under Federal and State securities laws, interest, taxes and brokerage commissions, and non-recurring expenses, including litigation.

     Under the Advisory Agreement, the Fund pays an Advisory fee computed on the net asset value of the Fund as set forth in the table that appears below un the caption :Advisory and Sub-Advisory Fees."

        The Advisory Agreement contains provisions as to the allocation of the portfolio transactions of the Fund. In general, the primary consideration in effecting transactions for the Fund is obtaining the most favorable prices and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser has complete freedom as to the markets in which and the broker-dealers through whom (acting on an agency basis or as principal) it operates to seek this result. The Adviser may consider a number of factors in determining which broker-dealers to use. These factors include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic, or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services and that such research services may or may not be useful to the Fund and may be used for the benefit of the Adviser or its other clients.

     During the fiscal years ended December 31, 1998, 1997 and 1996, all transactions in portfolio securities were transacted on a best execution basis. The amounts of brokerage paid during each of the fiscal years ended December 31, 1998, 1997 and 1996 were respectively, $6,000, $4,000 and $2,000. The reason for the differences is primarily due to an increase in the Fund's assets between 1996 and 1997 and a decrease in the Fund's assets in 1998.

The Sub-Advisory and Administration Agreement

     Aquila Management Corporation, founder of the Fund, serves as Sub-Adviser and Administrator (the "Sub-Adviser") for the Fund under a Sub-Advisory and Administration Agreement (the
"Sub-Advisory and Administration Agreement").

     At its own expense, the Sub-Adviser provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Sub-Adviser.

     Subject to the control of the Fund's Board of Trustees, the Sub-Adviser provides all administrative services to the Fund other than those relating to its investment portfolio handled by the Adviser under the Advisory Agreement; as part of such duties, the Sub-Adviser (i) provides office space, personnel, facilities and equipment for the performance of the following functions and for the maintenance of the Fund's headquarters; (ii) oversees all relationships between the Fund and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation, subject to the approval of the Fund's Board of Trustees, of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation and for the sale, servicing, or redemption of the Fund's shares; (iii) either keeps the accounting records of the Fund, including the computation of net asset value per share and the dividends (provided that daily pricing of the Fund's portfolio is the responsibility of the Adviser under the Advisory Agreement) or, at its expense and responsibility, delegates such duties in whole or in part to a company satisfactory to the Fund; (iv) maintains the Fund's books and records and prepares (or assists counsel and auditors in the preparation of) all required proxy statements, reports to shareholders and Trustees, reports to and other filings with the Securities and Exchange Commission and any other governmental agencies, and tax returns, and oversees the Fund's insurance relationships; (v) prepares, on the Fund's behalf and at its expense, such applications and reports as may be necessary to register or maintain the Fund's registration or that of its shares under the securities or "Blue-Sky" laws of all such jurisdictions as may be required from time to time; and (vi) responds to any inquiries or other communications from shareholders and broker-dealers, or if any such inquiry or communication is more properly to be responded to by the Fund's shareholder servicing and transfer agent or distributor, oversees such shareholder servicing and transfer agent's or distributor's response thereto. Since the Fund pays its own legal and audit expenses, to the extent that the Fund's counsel and accountants prepare or assist in the preparation of prospectuses, proxy statements and reports to shareholders, the costs of such preparation or assistance are paid by the Fund.

     The Sub-Advisory and Administration Agreement further provides with respect to sub-advisory services that subject to the direction and control of the Board of Trustees of the Fund, the Sub-Adviser shall review with the Adviser the investment activities of the Fund and in conjunction with the Adviser shall make such periodic reports to the Board of Trustees of the Fund as may be appropriate, and in addition, the Sub-Adviser shall provide such advisory services to the Fund, in addition to those services provided by the Adviser, as the Sub-Adviser deems appropriate; as part of any such services, the Sub-Adviser shall at its discretion: (i) provide the Adviser and the Fund with overall market analysis; (ii) provide the Adviser and the Fund with material relevant to the investment of the assets of the Fund in securities of issuers in various states; (iii) provide the Adviser and the Fund such other investment advice as it considers necessary or appropriate; (iv) consult with the Adviser in connection with the Adviser's duties under the Advisory Agreement; and (v) otherwise assist the Adviser, and itself directly act (in coordination with the Adviser and as may be agreed among them with respect to a portion of, or all of, the Fund's portfolio), to (A) supervise continuously the investment program of the Fund and the composition of its portfolio; (B) determine what securities shall be purchased or sold by the Fund; and (C) arrange for the purchase and the sale of securities held in the portfolio of the Fund.

     The Sub-Advisory and Administration Agreement further provides with respect to possible advisory services that subject to the direction and control of the Board of Trustees of the Fund, in the event of the termination of the Advisory Agreement, the Sub-Adviser shall act as managerial investment adviser to the Fund with respect to the investment of the Fund's assets, and supervise and arrange the purchase of securities for and the sale of securities held in the portfolio of the Fund, and the fee payable to the Sub-Adviser shall be increased as set forth below, provided, however, that (i) within two weeks of notice of termination of the Advisory Agreement being delivered by the Fund or by the Adviser, or termination of the Advisory Agreement for any other reason, or within such longer period as shall have been specified by the Board of Trustees, the Sub-Adviser shall have provided the Board of Trustees information of the kind required in connection with annual renewal of agreements under Section 15(c) of the 1940 Act, and (ii) within thirty days of the termination of the Advisory Agreement, the assumption of such duties by the Sub-Adviser shall have been approved by a vote of the Fund's Board of Trustees, including a vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" (as defined in the Act) of any such party, with votes cast in person at a meeting called for the purpose of voting on such approval.

     In the event that the Sub-Adviser assumes such duties, it shall (i) supervise continuously the investment program of the Fund and the composition of its portfolio; (ii) determine what securities shall be purchased or sold by the Fund; (iii) arrange for the purchase and the sale of securities held in the portfolio of the Fund; and (iv) at its expense provide for pricing of the Fund's portfolio daily using a pricing service or other source of pricing information satisfactory to the Fund and, unless otherwise directed by the Board of Trustees, provide for pricing of the Fund's portfolio at least quarterly using another such source satisfactory to the Fund.

     In the event that the Sub-Adviser assumes the duties of managerial investment adviser to the Fund with respect to investment of the Fund's assets following approval by the Fund's Board of Trustees, the Fund shall pay the Sub-Adviser, and the Sub-Adviser shall accept as full compensation for all services rendered thereunder, a fee payable monthly and computed on the net asset value of the Fund at the end of each business day at the annual rate of 1.50% of such net asset value on net assets of the Fund up to $15,000,000, 1.20% on net assets of the Fund above $15,000,000 to $50,000,000 and 0.90 of 1% of the Fund's net
assets above $50,000,000.

     In the event of termination of the Advisory Agreement, if the Sub-Adviser does not elect to assume the duties of managerial investment adviser or if its election as managerial investment adviser is not approved by the Board of Trustees, the Sub-Adviser shall act as acting investment adviser until a new investment adviser has been appointed. In such event, the Fund shall pay the Sub-Adviser an amount in addition to the amounts it is being paid for sub-advisory and administrative services as described in the Prospectus, which does not exceed its costs for its services as acting managerial investment adviser, but in no event more than the amounts set forth in the preceding paragraph.

     The Sub-Advisory and Administration Agreement may be terminated at any time without penalty by the Sub-Adviser upon sixty days' written notice to the Fund and the Adviser; it may be terminated by the Fund at any time without penalty upon giving the Sub-Adviser sixty days' written notice, provided that such termination by the Fund shall be directed or approved by a vote of a majority of the Trustees in office at the time, including a majority of the Trustees who are not interested persons of the Fund. The Sub-Advisory and Administration Agreement will otherwise continue indefinitely. In either case the notice provision may be waived. The Sub-Advisory and Administration Agreement contains a provision under which the Sub-Adviser agrees that it will not exercise its termination rights for at least two years from the effective date of the Agreement except for regulatory reasons.

     The expense limitation referred to in the Prospectus, if in effect, is implemented monthly so that at no time is there any unpaid liability under the limitation, subject to readjustment during the year.

     The Sub-Advisory and Administration Agreement provides that the Sub-Adviser shall not be liable for any error in judgement or for any loss suffered by the Fund in connection with the matters to which the Sub-Advisory and Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Sub-Adviser in the performance of its duties, or from reckless disregard by it of its obligations and duties under the Sub-Advisory and Administration Agreement. The Fund agrees to indemnify the Sub-Adviser to the full extent permitted by the Declaration of Trust.

     The Sub-Advisory and Administration Agreement contains provisions as to the Sub-Adviser's allocation of the portfolio transactions of the Fund similar to those in the Advisory
Agreement.

     Under the Sub-Advisory and Administration Agreement, the
Fund pays a sub-advisory and administration fee computed on the net asset value of the Fund as described in the table below.

Advisory and Sub-Advisory Fees

     Under the Advisory Agreement and the Sub-Advisory and Administration Agreement, the Fund pays fees to the Adviser and Sub-Adviser which are payable monthly and computed on the net asset value of the Fund at the end of each business day at different levels, depending on the net assets of the Fund. The aggregate annual rate of the fees payable with respect to net assets at different levels are set forth in the following table:

                          Aggregate Annual Rates

                                   Sub-Advisory and
                                   Administration
Fund Net Assets     Advisory Fee   Fee                 Total Fees

Up to $15 million   0.70 of 1%     0.80 of 1%          1.50%

$15 million up to
   $50 million      0.55 of 1%     0.65 of 1%          1.20%

Above $50 million   0.40 of 1%     0.50 of 1%          0.90%


     The Adviser and the Sub-Adviser may each waive all or part of their respective fees during the early development phase of the Fund. In authorizing such fees, the Board of Trustees considered a number of factors including the difficulties of managing a portfolio oriented primarily to the Rocky Mountain Region, and the expertise with respect to that area possessed by both the Adviser and the Sub-Adviser.

     The Adviser and Sub-Adviser have each agreed that their respective fees shall be reduced, but not below zero, by an amount equal to their respective pro-rata portions (based upon the aggregate fees of the Adviser and the Sub-Adviser) of the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, exceed the most restrictive expense limitation imposed upon the Fund in the states in which shares are then eligible for sale. At the present time none of the states in which the Fund's shares will be sold have any such limitation.


        During the fiscal years ended December 31, 1998, 1997 and 1996, the Fund accrued fees to the Adviser and Sub-Adviser as follows, all of which were waived:




          Adviser        Sub-Adviser         Other transactions
1998      $24,024        $27,455             In addition, the
                                             Sub-Adviser agreed
                                             to reimburse the
                                             Fund for other
                                             expenses in the
                                             amount of $58,939,
                                             of which $54,178 was
                                             paid during the
                                             fiscal year and
                                             $4,761 was paid in
                                             January, 1999.

1997      $19,571        $22,367             In addition, the
                                              Sub-Adviser
                                             reimbursed the Fund
                                             for unamortized
                                             deferred
                                             organization
                                             expenses in the
                                             amount of $8,734 and
                                             agreed to reimburse
                                             the Fund for other
                                             expenses in the
                                             amount of $98,824,
                                             of which, $91,656
                                             was paid during the
                                             fiscal year  and
                                             $3,168 was paid in
                                             January, 1998.

1996      $14,047        $16,054             The Sub-Adviser
                                             reimbursed $116,013
                                             of the Fund's
                                             expenses.

     Aquila Distributors, Inc. 380 Madison Avenue, Suite 2300,
New York, NY 10017 is the Fund's Distributer. The Distributor currently handles the distribution of the shares of fourteen funds (five money market funds, seven tax-free municipal bond funds and two equity funds), including the Fund. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.



   At the date of this SAI, there is a proposed transaction whereby the shares of the Distributor, which are currently owned
75% by Mr. Herrmann and other members of his immediate family and 25% by Diana P. Herrmann, will be owned by those persons and certain officers of the Manager, including Mr. Herrmann and Ms.
Herrmann.

Underwriting Commissions

     During the fiscal years ended December 31, 1998, 1997 and 1996, the aggregate dollar amount of sales charges on sales of shares in the Fund was $10,648, $33,013 and $33,013 respectively, and the amount retained by the Distributor was $1,407, $1,004 and $187, respectively.

     In connection with sales of Class A Shares, the Distributor pays a portion of the sales charge on such shares to dealers in the form of discounts and to brokers in the form of agency commissions (together, "Commissions"), in amounts that vary with the size of the sales charge as follows:

                                             Commissions
                    Sales Charge as          as
                    Percentage of Public     Percentage of
Amount of Purchase  Offering Price           Offering Price

Less than $50,000   4.25%                    3.75%

$50,000 but less
than $100,000       4.00%                    3.50%

  $100,000 but less
than $250,000       3.50%                    3.25%

$250,000 but less
than $500,000       2.50%                    2.25%

$500,000 but less
than $1,000,000     1.50%                    1.25%



Distribution Plan

     The Fund's Distribution Plan has four parts, relating respectively to distribution payments with respect to Class A
Shares (Part I), to distribution payments relating to Class C
Shares (Part II), to distribution payments relating to Class I
Shares (Part III) and to certain defensive provisions (Part IV).

Provisions Relating to Class A Shares  (Part I)

        At the date of the SAI, most of the outstanding shares of the Fund would be considered Qualified Holdings of various broker-dealers unaffiliated with the Adviser, Sub-Adviser or Distributor. The Distributor will consider shares which are not Qualified Holdings of such unrelated broker-dealers to be Qualified Holdings of the Distributor and will authorize
Permitted Payments to the Distributor with respect to such shares whenever Permitted Payments are being made under the Plan.

     Part I of the Plan applies only to the Front-Payment Class
Shares ("Class A Shares") of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

     As used in Part I of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part I ("Class A Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Front-Payment Class
Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified
Recipient, all Front-Payment Class Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

     Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class A Permitted
Payments") to Qualified Recipients, which Class A Permitted
Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Front-Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Front-Payment Class Shares.

     The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) as to the amount of Class A Permitted Payments, if any, to each Qualified Recipient provided that the total Class A Permitted Payments to all Qualified Recipients do not exceed the amount set forth above.
The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified
Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Front-Payment Class
Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records;
assisting in processing purchase and redemption transactions;
arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and
(c) the possibility that the Qualified Holdings of the Qualified
Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees
(as defined below) may remove any person as a Qualified
Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While Part I is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class A Permitted
Payments made under the Plan, the identity of the Qualified
Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Adviser, Sub-Adviser or Distributor paid or accrued during such quarter.
In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Fund, Adviser, Sub-Adviser or Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     Part I originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part I of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Front-Payment Class Shares class (or of any predecessor class or category of shares, whether or not designated as a class) and a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Level- Payment Class Shares and/or of any other class whose shares are convertible into Front-Payment Class Shares.
Part I has continued, and will, unless terminated as therein provided, continue in effect, until the April 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part I may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund to which Part I applies. Part I may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part I as set forth in
(ii) above, and all amendments must be approved in the manner set forth in (i) above.

     In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class A Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class A Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Fund's Distribution Plan in effect prior to April 1, 1996 or
(ii) Class A Plan Agreements entered into thereafter.

Provisions relating to Class C Shares (Part II)

     Part II of the Plan applies only to the Level-Payment Shares
Class ("Class C Shares") of the Fund (regardless of whether such class is so designated or is redesignated by some other name).

     As used in Part II of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part II ("Class C Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Level- Payment Class
Shares or servicing of shareholder accounts with respect to such shares. "Qualified Holdings" shall mean, as to any Qualified
Recipient, all Level- Payment Class Shares beneficially owned by such Qualified Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

     Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class C Permitted
Payments") to Qualified Recipients, which Class C Permitted
Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.75 of 1% of the average annual net assets of the Fund represented by the Level- Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Level-Payment Class Shares. The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) the amount of Class C Permitted Payments, if any, to each Qualified Recipient provided that the total Class C Permitted
Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified
Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Level-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected;
assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds;
transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts;
furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient.
Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While Part II is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class C Permitted
Payments made under the Plan, the identity of the Qualified
Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Adviser, Sub-Adviser or Distributor paid or accrued during such quarter.
In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the 1940 Act, of the Fund, Adviser, Sub-Adviser or Distributor such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     Part II originally went into effect when it was approved (i) by a vote of the Trustees, including the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on Part II of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Level- Payment Class Shares. Part II has continued, and will, unless terminated as therein provided, continue in effect, until the April 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part II may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund to which Part II applies. Part II may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part II as set forth in
(ii) above, and all amendments must be approved in the manner set forth in (i) above.

     In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class C Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class C Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Fund's Distribution Plan in effect prior to April 1, 1996 or
(ii) Class C Plan Agreements entered into thereafter.

Provisions relating to Class I Shares (Part III)

     Part III of the Plan applies only to the Financial
Intermediary Class Shares ("Class I Shares") of the Fund
(regardless of whether such class is so designated or is redesignated by some other name).

     As used in Part III of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila
Distributors, Inc. (the "Distributor"), including but not limited to any principal underwriter of the Fund, with which the Fund or the Distributor has entered into written agreements in connection with Part III ("Class I Plan Agreements") and which have rendered assistance (whether direct, administrative, or both) in the distribution and/or retention of the Fund's Class I Shares or servicing of shareholder accounts with respect to such shares.
"Qualified Holdings" shall mean, as to any Qualified Recipient, all Class I Shares beneficially owned by such Qualified
Recipient, or beneficially owned by its brokerage customers, other customers, other contacts, investment advisory clients, or other clients, if the Qualified Recipient was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance or other services in relation thereto.

     Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Class I Permitted
Payments") to Qualified Recipients, which Class I Permitted
Payments may be made directly, or through the Distributor or shareholder servicing agent as disbursing agent, which may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Plan are not accruable or for any fiscal year which is not a full fiscal year), a rate fixed for time to time by the Board of Trustees, initially 0.10 of 1% of the average annual net assets of the Fund represented by the Class I Shares, but not more than
0.25 of 1% of such assets. Such payments shall be made only out of the Fund's assets allocable to Class I Shares. The Distributor shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) the amount of Class I Permitted
Payments, if any, to each Qualified Recipient provided that the total Class I Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient;
(b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Class I Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses;
providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares;
verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; furnishing (either alone or together with other reports sent to a shareholder by such person) monthly and year-end statements and confirmations of purchases and redemptions; transmitting, on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to its shareholders; receiving, tabulating and transmitting to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and providing such other related services as the Distributor or a shareholder may request from time to time; and
(c) the possibility that the Qualified Holdings of the Qualified
Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees
(as defined below) may remove any person as a Qualified
Recipient. Amounts within the above limits accrued to a Qualified
Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

     While Part III is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Class I Permitted
Payments made under the Plan, the identity of the Qualified
Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Adviser, Sub-Adviser or Distributor paid or accrued during such quarter.
In addition, if any such Qualified Recipient is an affiliated person, as that term is defined in the Act, of the Fund, Adviser, Sub-Adviser or Distributor such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     Part III originally went into effect when it was approved
(i) by a vote of the Trustees, including the Independent
Trustees, with votes cast in person at a meeting called for the purpose of voting on Part III of the Plan; and (ii) by a vote of holders of at least a "majority" (as so defined) of the outstanding voting securities of the Class I Shares Class. Part
III has continued, and will, unless terminated as thereinafter provided, continue in effect, until the April 30 next succeeding such effectiveness, and from year to year thereafter only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. Part III may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund to which Part III applies. Part III may not be amended to increase materially the amount of payments to be made without shareholder approval of the class or classes of shares affected by Part III as set forth in
(ii) above, and all amendments must be approved in the manner set forth in (i) above.

     In the case of a Qualified Recipient which is a principal underwriter of the Fund, the Class I Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. In the case of Qualified Recipients which are not principal underwriters of the Fund, the Class I Plan Agreements with them shall be (i) their agreements with the Distributor with respect to payments under the Fund's Distribution Plan in effect prior to April 1, 1996 or
(ii) Class I Plan Agreements entered into thereafter.

Defensive Provisions (Part IV)

     Another part of the Plan (Part IV) states that if and to the extent that any of the payments listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders; (iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.

     The Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested
Trustees.

     The Plan defines as the Fund's Independent Trustees those
Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The Plan, unless terminated as therein provided, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be approved in the manner set forth above as to continuance of the Plan.

     The Plan and each Part of it shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended. Specifically, but without limitation, the provisions of Part IV shall be deemed to be severable, within the meaning of and to the extent required by Rule 18f-3, with respect to each outstanding class of shares of the Fund.

Payments Under the Plan

        During the fiscal years ended December 31, 1998, 1997 and 1996, payments were made only under Part I and Part II of the Plan and no payments were made under Part III or Part IV. All payments made were for compensation.

        During the fiscal years ended December 31, 1998 and 1997, the Fund paid $6,223 and $6,262, respectively, under Part I of the Plan with respect to its Class A Shares, of which the Distributor received $640 and $685, respectively. During the fiscal year ended December 31, 1998, the Fund paid $1,150 under
Part II of the Plan with respect to its Class C Shares, of which the Distributor retained $1,503 (including amounts received under the Shareholder Services Plan, described below). There were only nominal payments under Part II of the Plan with respect to Class
C Shares in 1997. During the fiscal year ended December 31, 1996, the Fund paid $4,975 under Part I of the Plan with respect to its Class A Shares of which the Distributor received $574. There were no payments with respect to Class C Shares during that period. No
Class I Shares were outstanding during any of these periods.

Shareholder Services Plan

     The Fund has adopted a Shareholder Services Plan (the
"Services Plan") to provide for the payment with respect to Class
C Shares and Class I Shares of the Fund of "Service Fees" within the meaning of the Rules of Fair Practice of the National
Association of Securities Dealers, Inc. The Services Plan applies only to the Class C Shares and Class I Shares of the Fund
(regardless of whether such class is so designated or is redesignated by some other name).

Provisions for Level-Payment Class Shares (Part I)

     As used in Part I of the Services Plan, "Qualified
Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Fund, who have, pursuant to written agreements with the Fund or the Distributor, agreed to provide personal services to shareholders of Level-Payment Class Shares and/or maintenance of Level-Payment Class Shares shareholder accounts. "Qualified
Holdings" shall mean, as to any Qualified Recipient, all Level-Payment Class Shares beneficially owned by such Qualified
Recipient's customers, clients or other contacts. "Sub-Adviser" shall mean Aquila Management Corporation or any successor serving as sub-adviser or administrator of the Fund.

     Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Services Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Level-Payment Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Level-Payment Class
Shares. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total Service Fees paid to all Qualified
Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Level-Payment Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected;
assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds;
transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees
(as defined below) may remove any person as a Qualified
Recipient. Amounts within the above limits accrued to a Qualified
Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years. Service Fees with respect to Class C Shares will be paid to the Distributor. During the fiscal year ended
December 31, 1998, $1,534 was paid, of which the Distributor received $1,503. During the fiscal years ended December 31, 1997 and 1996 only nominal payments were made under Part I of the Plan.

Provisions for Financial Intermediary Class Shares (Part II)

     As used in Part II of the Services Plan, "Qualified
Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Fund, who have, pursuant to written agreements with the Fund or the Distributor, agreed to provide personal services to shareholders of Financial Intermediary Class Shares, maintenance of Financial Intermediary Class Shares shareholder accounts and/or pursuant to specific agreements entering confirmed purchase orders on behalf of customers or clients. "Qualified
Holdings" shall mean, as to any Qualified Recipient, all Financial Intermediary Class Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts.
"Sub-Adviser" shall mean Aquila Management Corporation or any successor serving as sub-adviser or administrator of the Fund.

     Subject to the direction and control of the Fund's Board of Trustees, the Fund may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under the Services Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Financial Intermediary Class Shares. Such payments shall be made only out of the Fund's assets allocable to the Financial
Intermediary Class Shares. The Distributor shall have sole authority with respect to the selection of any Qualified
Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total Service
Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified
Recipient may receive more than 0.25 of 1% of the average annual net asset value of shares sold by such Recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified
Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Financial Intermediary
Class Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years. No Class I Shares were outstanding during the year ended December 31, 1998.

General Provisions

     While the Services Plan is in effect, the Fund's Distributor shall report at least quarterly to the Fund's Trustees in writing for their review on the following matters: (i) all Service Fees paid under the Services Plan, the identity of the Qualified
Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Distributor paid or accrued during such quarter. In addition, if any Qualified Recipient is an "affiliated person," as that term is defined in the 1940 Act, of the Fund, Adviser, Sub-Adviser or Distributor, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Fund an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

     The Services Plan has been approved by a vote of the Trustees, including those Trustees who, at the time of such vote, were not "interested persons" (as defined in the 1940 Act) of the Fund and had no direct or indirect financial interest in the operation of the Services Plan or in any agreements related to the Services Plan (the "Independent Trustees"), with votes cast in person at a meeting called for the purpose of voting on the Services Plan. It will continue in effect for a period of more than one year from its original effective date only so long as such continuance is specifically approved at least annually as set forth in the preceding sentence. It may be amended in like manner and may be terminated at any time by vote of the Independent Trustees.

     The Services Plan shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended.

     While the Services Plan is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund, as that term is defined in the 1940 Act, shall be committed to the discretion of such disinterested
Trustees. Nothing therein shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Transfer Agent, Custodian and Auditors

     The Fund's Shareholder Servicing Agent (transfer agent) is
PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

     The Fund's Custodian, Bank One Fund Company, N.A., 100 East
Broad Street, Columbus, Ohio 43271, is responsible for holding the Fund's assets.

     The Fund's auditors, KPMG LLP, 345 Park Avenue, New York,
New York, 10154, perform an annual audit of the Fund's financial statements.

            BROKERAGE ALLOCATION AND OTHER PRACTICES

     Brokerage allocation and other practices relating to brokerage are set forth in the description of the Advisory
Agreement, above.

                          CAPITAL STOCK

     The Fund has four classes of shares.

     * Front-Payment Class Shares ("Class A Shares") are offered to anyone at net asset value plus a sales charge, paid at the time of purchase, at the maximum rate of 4.25% of the public offering price, with lower rates for larger purchases. Class A Shares are subject to an asset retention service fee under the Fund's Distribution Plan at the rate of 0.25 of 1% of the average annual net assets represented by the Class A Shares.

     * Level-Payment Class Shares ("Class C Shares") are offered to anyone at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years after the date of purchase at the aggregate annual rate of 1% of the average annual net assets of the Class C Shares. Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. If you redeem Class C Shares before you have held them for 12 months from the date of purchase you will pay a contingent deferred sales charge ("CDSC"); this charge is 1%, calculated on the net asset value of the Class C
     Shares at the time of purchase or at redemption, whichever is less. There is no CDSC after Class C Shares have been held beyond the applicable period. For purposes of applying the CDSC and determining the time of conversion, the 12-month and six-year holding periods are considered modified by up to one month depending upon when during a month your purchase of such shares is made.

     Institutional Class Shares ("Class Y Shares") are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are offered at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge and no distribution fee.

     Financial Intermediary Class Shares ("Class I
     Shares") are offered and sold only through financial intermediaries with which Aquila Distributors, Inc. has entered into sales agreements, and are not offered directly to retail customers. Class I Shares are offered at net asset value with no sales charge and no redemption fee or contingent deferred sales charge, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution fee of up to 0.25 of 1% of average annual net assets allocable to Class I Shares, currently
     0.10 of 1% of such net assets, and a service fee of 0.25 of 1% of such assets.

     The Fund's four classes of shares differ in their different sales charge structures and ongoing expenses, which are likely to be reflected in differing yields and other measures of investment performance. All four classes represent interests in the same portfolio of securities and have the same rights, except that each class bears the separate expenses, if any, of its participation in the Distribution Plan and Shareholder Services
Plan and has exclusive voting rights with respect to such participation.

     At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment, whether or not affecting the rights of the shareholders, may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Fund, except that the Fund's Board of Trustees may change the name of the Fund.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share of its class; shares of the respective classes represent proportionate interests in the Fund in accordance with their respective net asset values.
Upon liquidation of the Fund, shareholders are entitled to share pro-rata in the net assets of the Fund available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Fund's classes at that time.
All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Fund may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series").
Shares are fully paid and non-assessable, except as set forth in the next paragraph; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

     The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust such as the Fund, may, under certain circumstances, be held personally liable as partners for the obligations of the trust. For shareholder protection, however, an express disclaimer of shareholder liability for acts or obligations of the Fund is contained in the Declaration of Trust, which requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust provides for indemnification out of the Fund's property of any shareholder held personally liable for the obligations of the Fund. The
Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund itself would be unable to meet its obligations. In the event the Fund had two or more Series, and if any such Series were to be unable to meet the obligations attributable to it (which, as is the case with the Fund, is relatively remote), the other Series would be subject to such obligations, with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

           PURCHASE, REDEMPTION, AND PRICING OF SHARES

        In addition to information about purchase, redemption and pricing of shares set forth in the Prospectus, the Fund provides additional services and information.

   Sales Charges for Purchases of $1 Million or More of Class A
Shares

     You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares are Class
A Shares issued under the following circumstances:

          (i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

          (ii) all Class A Shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC
          Class A Shares and Class A Shares on which a sales charge has been paid, equals or exceeds $1 million:

     See "Special Dealer Arrangements" for other circumstances under which Class A Shares are considered CDSC Class A Shares.
CDSC Class A Shares do not include: (i)Class A Shares purchased without a sales charge as described under "General" below and
(ii)Class A Shares purchased in transactions of less than $1 million when certain special dealer arrangements are not in effect under "Certain Investment Companies" set forth under "Reduced Sales Charges," below.

   Broker/Dealer Compensation - Class A Shares

     Upon notice to all selected dealers, the Distributor may distribute up to the full amount of the applicable sales charge to broker/dealers. Under the Securities Act of 1933, broker/dealers may be deemed to be underwriters during periods when they receive all, or substantially all, of the sales charge.

   Redemption of CDSC Class A Shares

     If you redeem all or part of your CDSC Class A Shares during the four years after you purchase them, you must pay a special contingent deferred sales charge upon redemption.

        You will pay 1% of the Redemption Value if you redeem within the first two years after purchase, and 0.50 of 1% of the Redemption Value if you redeem within the third or fourth year.

     This charge is based on the "Redemption Value" of your shares which is the lesser of: (i) the net asset value when you purchased the CDSC Class A Shares you are redeeming; or (ii) the net asset value at the time of your redemption.

        This special charge also applies to CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent
(see "Reduced Sales Charges for Certain Purchases of Class A
Shares"). This special charge will not apply to shares acquired through the reinvestment of dividends or distributions on CDSC
Class A Shares or to CDSC Class A Shares held for longer than four years. When redeeming shares, the Agent will redeem the CDSC
Class A Shares held the longest, unless otherwise instructed. If you own both CDSC and non-CDSC Class A Shares, the latter will be redeemed first.

     The Fund will treat all CDSC Class A Shares purchases made during a calendar month as if they were made on the first business day of that month at the average cost of all purchases made during that month. Therefore, the four-year holding period will end on the first business day of the 48th calendar month after the date of those purchases. Accordingly, the holding period may, in fact, be one month less than the full 48 depending on when your actual purchase was made. If you exchange your CDSC
Class A Shares for shares of an Aquila money-market fund (see
"Exchange Privilege" in the Additional Statement), running of the 48-month holding period for those exchanged shares will be suspended.

   Broker/Dealer Compensation - CDSC Class A Shares


   The Distributor currently intends to pay any dealer executing a purchase of CDSC Class A Shares as follows:

   Amount of Purchase                        Amount Distributed
                                             to
                                              Broker/Dealer as a
%
                                        of Purchase Price

$1 millon but less than $2.5 million              1%

$2.5 million but less than $5 million        0.50 of 1%

$5 million or more                           0.25 of 1%

   Reduced Sales Charges for Certain Purchases of Class A
Shares

     Right of Accumulation

     "Single Purchasers" may qualify for a reduced sales charge in accordance with the above schedule when making subsequent purchases of Class A Shares. A reduced sales charge applies if the cumulative value (based on purchase cost or current net asset value, whichever is higher) of Class A Shares previously purchased with a sales charge, together with Class A Shares of your subsequent purchase, also with a sales charge, amounts to $25,000 or more.

     Letters of Intent

     "Single Purchasers" may also qualify for reduced sales charges, in accordance with the above schedule, after a written
Letter of Intent (included in the Application) is received by the Distributor. The Letter of Intent confirms that you intend to purchase, within a thirteen month period, Class A Shares of the Fund through a single selected dealer or the Distributor. Class A
Shares of the Fund which you previously purchased within 90 days prior to the Distributor's receipt of your Letter of Intent and which you still own may also be included in determining the applicable reduction. For more information, including escrow provisions, see Letter of Intent provisions of the Application.

     General

     Class A Shares may be purchased without a sales charge
by:

     *    the Fund's Trustees and officers,
     * the directors, officers and certain employees, retired employees and representatives of the Adviser, Sub-Adviser, Distributor, and their parents and/or affiliates,
     * selected dealers and brokers and their officers and employees,
     * certain persons connected with firms providing legal, advertising or public relations assistance,
     * certain family members of, and plans for the benefit of, the foregoing,
     * and plans for the benefit of trust or similar clients of banking institutions over which these institutions have full investment authority, if the Distributor has an agreement relating to such purchases.

      Except for the last category, purchasers must give written assurance that the purchase is for investment and that the Class
A Shares will not be resold except through redemption. Since there may be tax consequences of these purchases, your tax advisor should be consulted.

      Class A Shares may also be issued without a sales charge in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

     The Fund permits the sale of its Class A Shares at prices that reflect the reduction or elimination of the sales charge to investors who are members of certain qualified groups.

     A qualified group is a group or association, or a category of purchasers who are represented by a fiduciary, professional or other representative (other than a registered broker-dealer), which

     (i) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares;

     (ii) gives its endorsement or authorization (if it is a group or association) to an investment program to facilitate solicitation of its membership by a broker or dealer; and

   (iii) complies with the conditions of purchase that make up an agreement between the Fund and the group, representative or broker or dealer.

     At the time of purchase, the Distributor must receive information sufficient to permit verification that the purchase qualifies for a reduced sales charge, either directly or through a broker or dealer.

     Certain Investment Companies

     Class A Shares of the Fund may be purchased without sales charge (except as stated below under "Special Dealer
Arrangements") from proceeds of a redemption, made within 120 days prior to such purchase, of shares of an investment company
(not a member of the Aquilasm Group of Funds) on which a sales charge, including a contingent deferred sales charge, has been paid. Additional information is available from the Distributor.

     To qualify, follow these special procedures:

     1. Send a completed Application (included with the Prospectus) and payment for the shares to be purchased directly to the Distributor, Aquila Distributors, Inc.,
          380 Madison Avenue, Suite 2300, New York, NY
          10017-2513. Do not send this material to the address indicated on the Application.

     2. Your completed Application must be accompanied by evidence satisfactory to the Distributor that you, as the prospective shareholder, have made a Qualified
          Redemption in an amount at least equal to the net asset value of the Class A Shares to be purchased.

          Satisfactory evidence includes a confirmation of the date and the amount of the redemption from the investment company, its transfer agent or the investor's broker or dealer, or a copy of the investor's account statement with the investment company reflecting the redemption transaction.

     3.   Complete and return to the Distributor a Transfer
          Request Form, which is available from the Distributor.

     The Fund reserves the right to alter or terminate this privilege at any time without notice. The Prospectus will be supplemented to reflect such alteration or termination.

     Special Dealer Arrangements

     During certain periods determined by the Distributor, the Distributor (not the Fund) will pay to any dealer effecting a purchase of Class A Shares of the Fund from the proceeds of a redemption of the shares of an investment company (not a member of the Aquilasm Group of Funds) the lesser of (i) 1% of such proceeds or (ii) the same amounts described under "Sales Charges for Purchases of $1 Million or More" above on the same terms and conditions. Class A Shares of the Fund issued in such a transaction will be CDSC Class A Shares, subject to a special contingent deferred sales charge if redeemed during the four-year period after purchase as described under "Sales Charges for Purchases of $1 Million or More" above. Whenever Special Dealer
Arrangements are in effect the Prospectus will be supplemented.


   Additional Compensation for Broker/Dealers

     The Distributor may compensate broker/dealers, above the normal sales commissions, in connection with sales of any class of shares. However, broker/dealers may receive levels of compensation which differ as between classes of share sold.

     The Distributor, not the Fund, will pay these additional expenses. Therefore, the price you pay for shares and the amount that the Fund receives from your payment will not be affected.

     Additional compensation may include full or partial payment for:

     *    advertising of the Fund's shares;
     * payment of travel expenses, including lodging, for attendance at sales seminars by qualifying registered representatives; and/or
     * other prizes or financial assistance to broker/dealers conducting their own seminars or conferences.

     Such compensation may be limited to broker/dealers whose representatives have sold or are expected to sell significant amounts of the Fund's shares. However, broker/dealers may not use sales of the Fund's shares to qualify for additional compensation to the extent such may be prohibited by the laws of any state or self-regulatory agency, such as the National Association of Securities Dealers, Inc.

     The cost to the Distributor of such promotional activities and such payments to participating dealers will not exceed the amount of the sales charges in respect of sales of all classes of shares of the Fund effected through such participating dealers, whether retained by the Distributor or reallowed to participating dealers. Any of the foregoing payments to be made by the Distributor may be made instead by the Sub-Adviser out of its own funds, directly or through the Distributor.

Automatic Withdrawal Plan

        You may establish an Automatic Withdrawal Plan if you own or purchase Class A Shares or Class Y Shares of the Fund having a net asset value of at least $5,000. The Automatic Withdrawal
Plan is not available for Class C Shares or Class I Shares.

        Under an Automatic Withdrawal Plan you will receive a monthly or quarterly check in a stated amount, not less than $50.
If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. Redemption of Class A Shares to make payments under the Automatic Withdrawal
Plan will give rise to a gain or loss for tax purposes. (See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus.)

     Purchases of additional Class A Shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, you may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount at least equal to three times the annual withdrawal or $5,000, whichever is less.

Automatic Withdrawal Plan

        You may establish an Automatic Withdrawal Plan if you own or purchase Class A Shares or Class Y Shares of the Fund having a net asset value of at least $5,000. The Automatic Withdrawal Plan is not available for Class C Shares or Class I Shares.

        Under an Automatic Withdrawal Plan you will receive a monthly or quarterly check in a stated amount, not less than $50.
If such a plan is established, all dividends and distributions must be reinvested in your shareholder account. Redemption of Class A Shares to make payments under the Automatic Withdrawal
Plan will give rise to a gain or loss for tax purposes. (See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus.)

     Purchases of additional Class A Shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. Accordingly, you may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases. While an occasional lump sum investment may be made, such investment should normally be an amount at least equal to three times the annual withdrawal or $5,000, whichever is less.

   Share Certificates

        You may obtain Share certificates for full Class A Shares only if you make a written request to the Agent. All share certificates previously issued by the Fund represent Class A
Shares. If you lose the certificates, you may incur delay and expense when redeeming shares or having the certificates reissued.

     Share certificates will not be issued:

     *    for fractional Class A Shares;
     *    for full or fractional Class C Shares;
     *    if you have selected Automatic Investment or Telephone
          Investment for Class A Shares.
     * if you have selected Expedited Redemption. However, if you specifically request, Class A Share certificates will be issued with a concurrent automatic suspension of Expedited Redemption on your account.

     Share certificates will not be issued for Class C Shares, Class Y Shares or Class I Shares.

   Reinvestment privilege

     If you reinvest proceeds of redemption within 120 days of a redemption you will not have to pay any additional sales charge on the reinvestment. You must reinvest in the same class as the shares redeemed. You may exercise this privilege only once a year, unless otherwise approved by the Distributor.

     The Distributor will refund to you any CDSC deducted at the time of redemption by adding it to the amount of your reinvestment. The Class C or CDSC Class A Shares purchased upon reinvestment will be deemed to have been outstanding from the date of your original purchase of the redeemed shares, less the period from redemption to reinvestment.

     Reinvestment will not alter the tax consequences of your original redemption.

Exchange Privilege

        There is an exchange privilege as set forth below among this Fund, certain tax-free municipal bond funds and equity funds
(together with the Fund, the "Bond or Equity Funds") and certain money market funds (the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila
Distributors, Inc., and have the same Manager or Administrator and Distributor as the Fund. All exchanges are subject to certain conditions described below. As of the date of the SAI, the Aquila-sponsored Bond or Equity Funds are this Fund, Aquila
Cascadia Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of
Arizona, Tax-Free Trust of Oregon, Churchill Tax-Free Fund of
Kentucky, Tax-Free Fund of Colorado, Tax-Free Fund For Utah and
Narragansett Insured Tax-Free Income Fund; the Aquila
Money-Market Funds are Capital Cash Management Trust, Pacific
Capital Cash Assets Trust (Original Shares), Pacific Capital
Tax-Free Cash Assets Trust (Original Shares), Pacific Capital
U.S. Government Securities Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust.

        Generally, you can exchange shares of a given class of a Bond or Equity Fund including the Fund for shares of the same class of any other Bond or Equity Fund, or for shares of any Money-Market Fund, without the payment of a sales charge or any other fee, and there is no limit on the number of exchanges you can make from fund to fund. Similar exchangability is available to Class I Shares to the extent that other Aquila-sponsored funds are made available to its customers by a financial intermediary.
All exchanges of Class I Shares must be made through your financial intermediary.

     The following important information should be noted:

     (1)  CDSCs Upon Redemptions of Shares Acquired Through
Exchanges. If you exchange shares subject to a CDSC, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired.

     If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

     (2) Extension of Holding Periods by Owning Money-Market
Funds. Any period of 30 days or more during which Money-Market
Fund shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C
Shares.

     (3) Originally Purchased Money-Market Fund Shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market
Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market
Fund shares. If the shares received in exchange are shares that would be subject to a CDSC if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

     This Fund, as well as the Money-Market Funds and other Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Fund may also modify or terminate this exchange privilege at any time.
In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; (ii) the aggregate net asset value of the shares surrendered for exchange is at least equal to the minimum investment requirements of the investment company whose shares are being acquired and (iii) the ownership of the accounts from which and to which the exchange is made are identical.

     The Agent will accept telephone exchange instructions from anyone. To make a telephone exchange telephone:

             800-ROCKY-22 (800-762-5922) toll free

     Note: The Fund, the Agent, and the Distributor will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name(s) and number, name of the caller, the social security number registered to the account and personal identification. The Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     Exchanges will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Agent of your exchange request. The exchange prices will be the respective net asset values of the shares, unless a sales charge is to be deducted in connection with an exchange of shares, in which case the exchange price of shares of a Bond or Equity Fund will be their public offering price. Prices for exchanges are determined in the same manner as for purchases of the Fund's shares. (See "How to Invest in the Fund.")

        An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period
(see "Tax-Effects of Redemptions"); no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that a portion or all of the dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money-market Fund) are exempt from regular Federal income tax, and to the extent that a portion or all of the dividends paid by Pacific Capital U.S. Government Securities Cash Assets Trust
(which invests in U.S. Government obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain
Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a tax-free municipal bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside.
Accordingly, you should consult your tax adviser before acquiring shares of such a bond fund or a tax-free money-market fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

   Conversion of Class C Shares

     Conversion of Class C Shares into Class A Shares will be effected at relative net asset values on the first business day of the month following that in which the sixth anniversary of your purchase of the Class C Shares occurred, except as noted below. Accordingly, the holding period applicable to your Class C
Shares may be up to one month more than the six years depending upon when your actual purchase was made during a month. Because the per share value of Class A Shares may be higher than that of Class C Shares at the time of conversion, you may receive fewer
Class A Shares than the number of Class C Shares converted. If you have made one or more exchanges of Class C Shares among the Aquila-sponsored Bond Funds or Equity Funds under the Exchange
Privilege, the six-year holding period is deemed to have begun on the date you purchased your original Class C Shares of the Fund or of another of the Aquila bond or equity funds. The six-year holding period will be suspended by one month for each period of thirty days during which you hold shares of a Money-Market Fund you have received in exchange for Class C Shares under the Exchange Privilege.

Computation of Net Asset Value

        The net asset value of the shares of each of the Fund's classes is determined as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open, by dividing the value of the Fund's net assets allocable to each class by the total number of its shares of such class then outstanding. The close of the principal exchanges or other markets on which some of the Fund's portfolio securities are traded may be later than 4:00 p.m. New York time. Options are valued at the last prior sales price on the principal commodities exchange on which the option is traded or, if there are no sales, at the bid price. Debt securities having a remaining maturity of less than sixty days when purchased and securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

     As indicated above, the net asset value per share of the Fund's shares will be determined on each day that the New York
Stock Exchange is open. That Exchange annually announces the days on which it will not be open. The most recent announcement indicates that it will not be open on the following days: New
Year's Day, Martin Luther King Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. However, the Exchange may close on days not included in that announcement.

Reasons for Differences in Public Offering Price

        There are a number of instances in which the Fund's Class
A Shares are sold or issued on a basis other than the maximum public offering price, that is, the net asset value plus the highest sales charge. Some of these relate to lower or eliminated sales charges for larger purchases, whether made at one time or over a period of time as under a Letter of Intent or right of accumulation. (See the table of sales charges in the Prospectus.)
The reasons for these quantity discounts are, in general, that
(i) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts; and (ii) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons ("single purchasers") for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

     The reasons for the other instances in which there are reduced or eliminated sales charges for Class A Shares are as follows. Exchanges at net asset value are permitted because a sales charge has already been paid on the shares exchanged. Sales without sales charge are permitted to Trustees, officers and certain others due to reduced or eliminated selling expenses and/or since such sales may encourage incentive, responsibility and interest and an identification with the aims and policies of the Fund. Limited reinvestments of redemptions of Class A Shares and Class C Shares at no sales charge are permitted to attempt to protect against mistaken or incompletely informed redemption decisions. Shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted in the 1940 Act from the otherwise applicable restrictions as to what sales charge must be imposed. In no case in which there is a reduced or eliminated sales charge are the interests of existing shareholders adversely affected since, in each case, the Fund receives the net asset value per share of all shares sold or issued.


Limitation of Redemptions in Kind

     The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per
Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.


                   ADDITIONAL TAX INFORMATION

Certain Exchanges

     If you incur a sales commission on a purchase of shares of one mutual fund (the original fund) and then sell such shares or exchange them for shares of a different mutual fund without having held them at least 91 days, you must reduce the tax basis for the shares sold or exchanged to the extent that the standard sales commission charged for acquiring shares in the exchange or later acquiring shares of the original fund or another fund is reduced because of the shareholder's having owned the original fund shares. The effect of the rule is to increase your gain or reduce your loss on the original fund shares. The amount of the basis reduction on the original fund shares, however, is added on the investor's basis for the fund shares acquired in the exchange or later acquired. The provision applies to commissions charged after October 3, 1989.

Tax Status of the Fund

     During its last fiscal year, the Fund qualified as a "regulated investment company" under the Code and intends to continue such qualification. A regulated investment company is not liable for federal income taxes on amounts paid by it as dividends and distributions.

     The Code, however, contains a number of complex qualifying tests. Therefore, it is possible, although not likely, that the Fund might not meet one or more of these tests in any particular year. If the Fund fails to qualify, it would be treated for tax purposes as an ordinary corporation. As a consequence, it would receive no tax deduction for payments made to shareholders and would be unable to pay dividends and distributions which would qualify as "capital gains dividends."

   Tax Effects of Redemptions

     Normally, when you redeem shares of the Fund you will recognize capital gain or loss measured by the difference between the proceeds received in the redemption and the amount you paid for the shares. If you are required to pay a contingent deferred sales charge at the time of redemption, the amount of that charge will reduce the amount of your gain or increase the amount of your loss as the case may be. For redemptions made after January
1, 1998, your gain or loss will be long-term if you held the redeemed shares for over one year and short-term if for a year or less. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term gains are currently taxed at ordinary income tax rates.

   Tax Effect of Conversion

     When Class C Shares automatically convert to Class A Shares, approximately six years after purchase, you will recognize no gain or loss. Your adjusted tax basis in the Class A Shares you receive upon conversion will equal your adjusted tax basis in the Class C Shares you held immediately before conversion. Your holding period for the Class A Shares you receive will include the period you held the converted Class C Shares.

                          UNDERWRITERS

     Aquila Distributors, Inc. acts as the Fund's principal underwriter in the continuous public offering of all of the Fund's classes of shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution
Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

(1)            (2)            (3)            (4)            (5)

Name of      Net Under-     Compensation    Brokerage    Other
Principal    writing      on Redemptions    Commissions  Compen-
Underwriter  Discounts      and                          sation
             and            Repurchases
             Commissions

Aquila    $10,648     None      None     None(1)    Distributors
Inc.

(1) Amounts paid to the Distributor under the Fund's Distribution
Plan described in the Prospectus are for compensation.

                           PERFORMANCE

     As noted in the Prospectus, the Fund may from time to time quote various performance figures to illustrate its past performance.

     Performance quotations by investment companies are subject to rules of the Securities and Exchange Commission ("SEC"). These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on these standardized methods and are computed separately for each of the Fund's classes of shares.
Each of these and other methods that may be used by the Fund are described in the following material. Prior to April 30, 1996, the Fund had outstanding only one class of shares which are currently designated "Class A Shares." On that date the Fund began to offer shares of two other classes, Class C Shares and Class Y Shares.
During most of the historical periods listed below, there were no Class C Shares or Class Y Shares outstanding and the information below relates solely to Class A Shares unless otherwise indicated. Class I Shares were first offered on April 30, 1998 and none were outstanding during the periods indicated.

Total Return

     Average annual total return is determined by finding the average annual compounded rates of return over 1-, 5- and 10 year periods and a period since the inception of the operations of the Fund (on July 22, 1994) that would equate an initial hypothetical
$1,000 investment in shares of each of the Fund's classes to the value such an investment would have if it were completely redeemed at the end of each such period.

     In the case of Class A Shares, the calculation assumes the maximum sales charge is deducted from the hypothetical initial
$1,000 purchase. During the periods listed the Fund's maximum sales charge was 4.75%. Effective April 30, 1996, the maximum sales charge was reduced to 4.25%. In the case of Class C Shares, the calculation assumes the applicable Contingent Deferred Sales
Charge ("CDSC") imposed on a redemption of Class C Shares held for the period is deducted. In the case of Class Y Shares, the calculation assumes that no sales charge is deducted and no CDSC is imposed. For all classes, it is assumed that on each reinvestment date during each such period any capital gains are reinvested at net asset value, and all income dividends are reinvested at net asset value, without sales charge (because the Fund does not impose any sales charge on reinvestment of dividends for any class). The computation further assumes that the entire hypothetical account was completely redeemed at the end of each such period.

     Investors should note that the maximum sales charge (4%) reflected in the following quotations for Class A Shares is a one time charge, paid at the time of initial investment. The greatest impact of this charge is during the early stages of an investment in the Fund. Actual performance will be affected less by this one time charge the longer an investment remains in the Fund. Sales charges at the time of purchase are payable only on purchases of Class A Shares of the Fund.

  Average Annual Compounded Rates of Return:

          Class A Shares      Class C Shares      Class Y Shares

One Year       -9.31          -7.01               -5.08

Since
inception on
July 22, 1994  10.08          7.97%(1)            8.66%(1)

(1) Period from April 30, 1996 (inception of class) through
December 31, 1998.

     These figures were calculated according to the following SEC formula:
                                    n
                              P(1+T)  = ERV
where

     P    =    a hypothetical initial payment of $1,000

     T    =    average annual total return

     n    =    number of years

     ERV  =    ending redeemable value of a hypothetical $1,000
               payment made at the beginning of the 1-, 5- and
               10-year periods or the period since inception, at
               the end of each such period.

     As discussed in the Prospectus, the Fund may quote total rates of return in addition to its average annual total return for each of its classes of shares. Such quotations are computed in the same manner as the Fund's average annual compounded rate, except that such quotations will be based on the Fund's actual return for a specified period as opposed to its average return over the periods described above.

Total Return

          Class A Shares      Class C Shares      Class Y Shares

One Year            -9.31          -7.01               -5.08

Since
inception on
July 24, 1994       53.25%         22.74%(1)
24.83%(1)

(1) Period from April 30, 1996 (inception of class) through
December 31, 1998.


                           APPENDIX A

     NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

Bond Ratings

     At the date of this Additional Statement there are six organizations considered as Nationally Recognized Statistical
Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.

STANDARD AND POOR'S CORPORATION

     Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

     A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

     An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

     1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

     2) Nature of and provisions of the obligation; and

     3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The two highest categories are:

     AAA: Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.


MOODY'S INVESTORS SERVICE

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

     Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:

          * Leading market positions in well-established industries.

          * High rates of return on funds employed.

          * Conservative capital structure with moderate reliance on debt and ample asset protection.

          * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          * Well-established access to a range of markets and assured sources of alternative liquidity.

     Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.


DUFF & PHELPS, INC.

     The ratings apply to all obligations with maturities of under one year, including commercial paper, the unsecured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit and current maturities of long-term debt. The two highest categories are:

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1 -: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small.

     Long-term debt rated AAA represents the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA represents high credit quality. Protection factors are strong.
Risk is modest but may vary slightly from time to time because of economic conditions.


IBCA

     In determining the creditworthiness of financial institutions, IBCA assigns ratings within the following categories: Legal, Individual, Short and Long Term. A legal rating deals solely with the question of whether an institution would receive support if it ran into difficulties and not whether it is "good" or "bad". An individual rating looks purely at the strength of a financial institution without receiving any support. Short and long-term ratings assess the borrowing capabilities and the capacity for timely repayment of debt obligations. A short-term rating relates to debt which has a maturity of less than one year, while a long-term rating applies to a instrument of longer duration. The legal ratings are:

     1: A bank for which there is a clear legal guarantee on the part of its home state to provide any necessary support or a bank of such importance both internationally and domestically that support from the state would be forthcoming, if necessary.

     2: A bank for which there is no legal obligation on the part of its sovereign entity to provide support but for which state support would be forthcoming, for example, because of its importance to the total economy or its historic relationship with the government.

     The individual ratings are:

     A: A bank with a strong balance sheet, favorable credit profile and a consistent record of above average profitability.

     B: A bank with a sound credit profile and without significant problems. The bank's performance has generally been in line with or better than that of its peers.

     The short-term ratings are:

     A-1+: Obligations supported by the highest capacity for timely repayment.

     A-1: Obligations supported by a very strong capacity for timely repayment.

     A-2: Obligations supported by a very strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     The long-term ratings are:

     AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk.

     AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not significantly.


Thomson BankWatch, Inc. (TBW)

     The TBW short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW's two highest short-term ratings are:

     TBW-1: Indicates a very high degree of likelihood that principal and interest will paid on a timely basis.

     TBW-2: While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     The TBW long-term rating specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. TBW's two highest long-term ratings are:

     AAA: Indicates ability to repay principal and interest on a timely basis is very strong.

     AA: Indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.


Fitch Investors Service, Inc.

     The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

     F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

     The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.




                AQUILA ROCKY MOUNTAIN EQUITY FUND
                 PART C:  OTHER INFORMATION

ITEM 23 Exhibits:

         (a) Supplemental Declaration of Trust Amending and
             Restating the Declaration of Trust (i)

         (b) By-laws (iv)

         (c) Instruments defining rights of shareholders

          The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share of its class; shares of the respective classes represent proportionate interests in the Fund in accordance with their respective net asset values. Upon liquidation of the Fund, shareholders are entitled to share pro-rata in the net assets of the Fund available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Fund's classes at that time. All shares are presently divided into four classes;
          however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Fund may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities
          (in which case any such series will have a designation including the word "Series"). See the Additional
          Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption
          "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

          At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value
          (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Fund except that the Fund's Board of Trustees may change the name of the Fund. The Fund may be terminated
          (i) upon the sale of its assets to another issuer, or
          (ii) upon liquidation and distribution of the assets of the Fund, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Fund.

         (d) (i) Investment Advisory Agreement (ii)

             (ii) Sub-Advisory & Administration Agreement (ii)

         (e) (i) Distribution Agreement (ii)

             (ii) Sales Agreement for Brokerage Firms (ii)

             (iii) Sales Agreement for Financial
                    Institutions (ii)

             (iv) Shareholder Services Agreement (i)

         (f) Not applicable

         (g) Custody Agreement (i)

         (h) Transfer Agency Agreement (iii)

        (i) Opinion & consent of Fund's counsel (iii)

        (j) Not applicable

        (k) Not applicable

        (l) Financial Statements

         Included in Part A:

               Financial Highlights

         Included in Part B:

               Report of Independent Auditors
               Statement of Assets and Liabilities as of
                 December 31, 1998
               Statement of Operations for the fiscal year
                 December 31, 1998
               Statement of Changes in Net Assets for the
                 year 1998 and 1997
               Statement of Investments as of December 31, 1998

               Notes to Financial Statements

         Included in Part C:
               Consent of Independent Auditors

        (m) (i) Distribution Plan (iii)

            (ii) Shareholder Services Plan (iii)

        (n) Financial Data Schedules (iv)

        (o) Plan pursuant to Rule 18f-3
             under the 1940 Act (iii)

  (i)   Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 2 dated April 24, 1996
        incorporated herein by reference.

 (ii)   Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 3 dated April 25, 1997
        incorporated herein by reference.

 (iii)  Filed as an exhibit to Registrant's Post-Effective
        Amendment No. 4 dated April 28, 1998
        incorporated herein by reference.

(iv)    Filed herewith.

ITEM 25. Persons Controlled By Or Under Common Control With
         Registrant

         None.

ITEM 25. Indemnification

     Subdivision (c) of Section 12 of Article SEVENTH of
     Registrant's Supplemental Declaration of Trust Amending and
     Restating the Declaration of Trust, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 15 dated March 28,
     1996, is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities
     Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
     (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action,suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business & Other Connections of Investment Adviser

     The business and other connections of Aquila Management
     Corporation, the Fund's Investment Adviser and
     Administrator is set forth in the prospectus (Part A);
     the business and other connections of Mr. Lacy B.
     Herrmann, its controlling shareholder are set forth in the Statement of Additional Information (Part B). For information as to the business, profession, vocation, or employment of a substantial nature of its Directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

     KPM Investment Management Inc., Registrant's investment Sub-
     Adviser, is a registered investment adviser. For information about the business, profession, vocation, or employment of a substantial nature of the investment adviser, its directors, and its officers, reference is made to the Form ADV filed by it under the Investment Adviser's Act of 1940.

ITEM 27. Principal Underwriters

(a) Aquila Distributors, Inc. serves as principal underwriter to the following Funds, including the Registrant: Capital Cash
     Management Trust, Churchill Cash Reserves Trust, Churchill
     Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust,
     Narragansett Insured Tax- Free Income Fund, Pacific Capital
     Cash Assets Trust, Pacific Capital Tax-Free Cash Assets
     Trust, Pacific Capital U.S. Government Securities Cash
Assets
     Trust, Prime Cash Fund, Tax-Free Fund For Utah, Tax-Free
Fund
     of Colorado, Tax-Free Trust of Arizona, Aquila Rocky
Mountain
     Equity Fund, Aquila Cascadia Equity Fund and Tax-Free Trust of Oregon.

(b) For information about the directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities Exchange Act of 1934.

(c) Not applicable.

ITEM 28. Location of Accounts and Records

         All such accounts, books, and other documents are maintained by the adviser, the administrator, the custodian, and the transfer agent, whose addresses appear on the back cover pages of the Prospectus and Statement of Additional Information.

ITEM 29. Management Services

         Not applicable.

ITEM 30 Undertakings

     (a) Not applicable.

     (b) Not applicable.

     (c) If requested to do so by the holders of 10% of the

         Fund's outstanding shares, the Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist in communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (d) The Registrant undertakes to provide to any person to whom the Prospectus is delivered a copy of its most recent annual report upon request and without charge.




                 Consent of Independent Auditors


To the Board of Directors and Shareholders
Aquila Rocky Mountain Equity Fund:

We consent to the use of our report dated February 1, 1999, incorporated herein by reference to our firm under the headings "Financial Highlights" in the Prospectus, "Financial Statements" and "Transfer Agent, Custodian and
Auditors" in the Statement of Additional Information.


KPMG LLP
 /s/KPMG LLP

New York, New York
April 26, 1999


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of April, 1999.


                              AQUILA ROCKY MOUNTAIN EQUITY FUND
                                        (Registrant)

                                        /s/Lacy B. Herrmann
                                   By___________________________
                                     Lacy B. Herrmann, President
                                      and Chairman of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.


     SIGNATURE                     TITLE                    DATE


/s/Lacy B. Herrmann                                    4/30/99
______________________     President, Chairman of     ___________
   Lacy B. Herrmann        the Board and Trustee
                           (Principal Executive
                           Officer)
/s/Tucker Hart Adams                                   4/30/99
______________________     Trustee                    ___________
  Tucker Hart Adams


/s/Arthur K. Carlson                                   4/30/99
______________________     Trustee                    ___________
   Arthur K. Carlson


/s/Diana P. Herrmann                                   4/30/99
_____________________      Trustee                    ___________
   Diana P. Herrmann


/s/R. Thayne Robson                                    4/30/99
_____________________      Trustee                    ___________
   R. Thayne Robson


/s/Cornelius T. Ryan                                   4/30/99
_____________________      Trustee                    ___________
 Cornelius T. Ryan


/s/Rose F. Marotta                                     4/30/99
_____________________    Chief Financial Officer      ___________
   Rose F. Marotta       (Principal Financial and
                          Accounting Officer)




                AQUILA ROCKY MOUNTAIN EQUITY FUND
                      EXHIBIT INDEX


Number         Description

(b)            By-Laws

(i)(ii)        Consent of Fund counsel

(n)            Financial Data Schedules (iii)



               Correspondence

